united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinatti OH 45246

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 3/31

Date of reporting period: 09/30/23

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report

AlphaCentric Income Opportunities Fund
Class A: IOFAX	Class C: IOFCX	Class I: IOFIX

AlphaCentric Premium Opportunity Fund
Class A: HMXAX	Class C: HMXCX	Class I: HMXIX

AlphaCentric Robotics and Automation Fund
Class A: GNXAX	Class C: GNXCX	Class I: GNXIX

AlphaCentric Symmetry Strategy Fund
Class A: SYMAX	Class C: SYMCX	Class I: SYMIX

AlphaCentric LifeSci Healthcare Fund
Class A: LYFAX	Class C: LYFCX	Class I: LYFIX

AlphaCentric SWBC Municipal Opportunities Fund
Class A: MUNAX	Class C: MUNCX	Class I: MUNIX

AlphaCentric Strategic Income Fund
Class A: SIIAX	Class C: SIICX	Class I: SIIIX

September 30, 2023

AlphaCentric Advisors LLC

53 Palmeras Street, Suite 601

San Juan, PR 00901

1-844-223-8637

AlphaCentric Income Opportunities Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception + -
	Six Months	One Year	Three Years	Five Years	September 30, 2023
Class A (IOFAX)	(3.91)%	(7.99)%	(4.20)%	(3.70)%	2.18%
Class A (IOFAX) with 4.75% load	(8.44)%	(12.39)%	(5.74)%	(4.64)%	1.59%
Class C (IOFCX)	(4.18)%	(8.62)%	(4.90)%	(4.41)%	1.44%
Class I (IOFIX)	(3.79)%	(7.75)%	(3.95)%	(3.45)%	2.44%
Bloomberg U.S. Aggregate Bond Index **	(4.05)%	0.64%	(5.21)%	0.10%	0.57%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75% and a maximum deferred sales charge of 1.00% on investments at or above the $1 million breakpoint (where you do not pay a sales charge) on shares redeemed within 18 months of purchase. Total returns are calculated using the net asset value (“NAV”) on September 29, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2024, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.74%, 2.49% and 1.49% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2023 prospectus were 2.18%, 2.93% and 1.93% for the Fund’s Class A, Class C, and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2023 prospectus were 1.90%, 2.65% and 1.65% for the Fund’s Class A, Class C, and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. Investors cannot invest directly in an index.

+	The AlphaCentric Income Opportunities Fund commenced operations on May 28, 2015.

Holdings by Security Type	% of Net Assets
Non-Agency Residential Mortgage Backed Securities	103.0%
Liabilities In Excess Of Other Assets	(3.0)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Premium Opportunity Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmark:

						Annualized	Annualized
			Annualized	Annualized	Annualized	Since Inception + -	Since Inception ++ -
	Six Months	One Year	Three Years	Five Years	Ten Years	September 30, 2023	September 30, 2023
Class A (HMXAX) without load	2.71%	9.31%	2.09%	9.09%	—	6.08%	—
Class A (HMXAX) with 5.75% load	(3.18)%	3.01%	0.09%	7.80%	—	5.19%	—
Class C (HMXCX)	2.31%	8.50%	1.32%	8.38%	—	5.39%	—
Class I (HMXIX) +++	2.85%	9.59%	2.33%	9.35%	7.08%	—	8.87%
S&P 500 Total Return Index **	5.18%	21.62%	10.15%	9.92%	11.91%	12.24%	13.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75% and a maximum deferred sales charge of 1.00% on investments at or above the $1 million breakpoint (where you do not pay a sales charge) on shares redeemed within 18 months of purchase. Total returns are calculated using the net asset value (“NAV”) on September 29, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2024, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 2.24%, 2.99% and 1.99% for the Fund’s Class A, Class C and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2023 prospectus were 2.45%, 3.20% and 2.20% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2023 prospectus were 2.32%, 3.07%, and 2.07% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

+	The AlphaCentric Premium Opportunity Fund Class A and Class C commenced operations on September 30, 2016.

++	The AlphaCentric Premium Opportunity Fund Class I, formerly a private fund, commenced operations on August 31, 2011.

+++	The Fund acquired all of the assets and liabilities of Theta Funds, L.P. (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund, so the Predecessor Fund became the Class I shares of the Fund. The Fund’s investment objective, policies and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies and guidelines. The Predecessor Fund commenced operations on August 31, 2011. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com.

Holdings by Security Type **	% of Net Assets
U.S. Government & Agencies	62.1%
Short-Term Investments	16.9%
Future Options Purchased	2.9%
Written Future Options	(3.2)%
Other Assets in Excess of Liabilities	21.3%
100.0%

**	- Does not include derivative investments.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Robotics and Automation Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmarks:

					Annualized
			Annualized	Annualized	Since Inception + -
	Six Months	One Year	Three Years	Five Years	September 30, 2023
Class A (GNXAX) without load	(10.68)%	3.99%	(6.30)%	(1.71)%	2.90%
Class A (GNXAX) with 5.75% load	(15.83)%	(1.99)%	(8.12)%	(2.86)%	1.94%
Class C (GNXCX)	(11.02)%	3.24%	(6.98)%	(2.45)%	2.13%
Class I (GNXIX)	(10.51)%	4.23%	(6.04)%	(1.46)%	3.17%
S&P 500 Total Return Index **	5.18%	21.62%	10.15%	9.92%	11.47%
MSCI AC World Index (TR Gross) ***	2.84%	21.41%	7.39%	6.99%	8.09%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75% and a maximum deferred sales charge of 1.00% on investments at or above the $1 million breakpoint (where you do not pay a sales charge) on shares redeemed within 18 months of purchase. Total returns are calculated using the net asset value (“NAV”) on September 29, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2024, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2023 prospectus for the Fund’s period of operation are 2.31%, 3.06% and 2.06% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2023 prospectus for the Fund’s period of operation are 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The MSCI AC World Index (TR Gross) represents the Modern Index Strategy and captures all sources of equity returns in 23 developed and 24 emerging markets. Investors cannot invest directly in an index.

+	The AlphaCentric Robotics and Automation Fund Class A, Class C and Class I commenced operations on May 31, 2017.

Holdings by Security Type	% of Net Assets
Common Stocks	96.8%
Investment Purchased as Securities Lending Collateral	19.4%
Money Market Fund	3.1%
Liabilities In Excess Of Other Assets	(19.3)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Symmetry Strategy Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmarks:

					Annualized	Annualized
			Annualized	Annualized	Since Inception + -	Since Inception ++ -
	Six Months	One Year	Three Years	Five Years	September 30, 2023	September 30, 2023
Class A (SYMAX) without load	5.22%	2.85%	10.82%	—	4.50%	—
Class A (SYMAX) with 5.75% load	(0.83)%	(3.03)%	8.67%	—	3.01%	—
Class C (SYMCX)	4.86%	2.13%	9.96%	—	3.71%	—
Class I (SYMIX) +++	5.40%	3.17%	11.06%	2.03%	—	3.50%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index **	2.51%	4.50%	1.71%	1.72%	1.58%	1.23%
MSCI World/Bloomberg U.S. Aggregate Bond Blended Index ***	(0.27)%	12.04%	1.86%	3.66%	3.67%	3.85%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75% and a maximum deferred sales charge of 1.00% on investments at or above the $1 million breakpoint (where you do not pay a sales charge) on shares redeemed within 18 months of purchase. Total returns are calculated using the net asset value (“NAV”) on September 29, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2024, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.85%, 2.60% and 1.60% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2023 prospectus are 2.03%, 2.78% and 1.78% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2023 prospectus are 1.93%, 2.68% and 1.68% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months. Investors cannot invest directly in an index.

***	MSCI World/Bloomberg U.S. Aggregate Bond Blended Index reflects an unmanaged portfolio of 60% of the MSCI World Index and 40% of the Bloomberg U.S. Aggregate Bond Index. Investors cannot invest directly in an index.

+	The AlphaCentric Symmetry Strategy Fund Class A, Class C commenced operations on August 8, 2019.

++	The AlphaCentric Symmetry Strategy Fund Class I, formerly a private fund, commenced operations on September 1, 2014.

+++	The Fund acquired all of the assets and liabilities of MLM Symmetry Fund, LP (the “Predecessor Fund”) in a tax-free reorganization on August 9, 2019. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund’s investment objectives, policies, restrictions, and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. The Fund’s sub-advisor was the adviser to the Predecessor Fund. The financial statements for the Predecessor Fund can be found in the Fund’s SAI. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com

Holdings by Security Type *	% of Net Assets
Exchange-Traded Funds	32.6%
Common Stocks	29.2%
U.S. Government & Agencies	19.7%
Short-term Investment	10.2%
Other Assets in Excess of Liabilities	8.3%
100.0%

*	Does not include derivative investments.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric LifeSci Healthcare Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmarks:

				Annualized
			Annualized	Since Inception + -
	Six Months	One Year	Three Years	September 30, 2023
Class A (LYFAX) without load	(3.34)%	15.74%	7.90%	11.93%
Class A (LYFAX) with 5.75% load	(8.87)%	9.10%	5.79%	10.22%
Class C (LYFCX)	(3.69)%	14.88%	7.12%	11.32%
Class I (LYFIX)	(3.17)%	16.13%	8.18%	12.19%
S&P 500 Total Return Index **	5.18%	21.62%	10.15%	10.23%
S&P Biotechnology Select Industry Total Return Index ***	(3.39)%	(7.62)%	(12.90)%	(6.03)%
S&P 500 Health Care Sector Total Return Index ****	0.22%	8.18%	8.61%	9.04%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 5.75% and a maximum deferred sales charge of 1.00% on investments at or above the $1 million breakpoint (where you do not pay a sales charge) on shares redeemed within 18 months of purchase. Total returns are calculated using the net asset value (“NAV”) on September 29, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2024, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2023 prospectus are 2.00%, 2.75% and 1.75% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses as shown in the August 1, 2023 prospectus are 1.65%, 2.40% and 1.40% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	S&P Biotechnology Select Industry Total Return Index is designed to measure the performance of narrow GICS® sub-industries. The Index comprises stocks in the S&P Total Market Index that are classified in the GICS biotechnology sub-industry. Investors cannot invest directly in an index.

****	S&P 500 Health Care Sector Total Return Index is designed to measure the performance of narrow GICS® health care sub-industries. The Index comprises stocks in the S&P Total Market Index that are classified in the GICS health care sub-industry. Investors cannot invest directly in an index.

+	The AlphaCentric LifeSci Healthcare Fund Class A, Class C and Class I commenced operations on November 29, 2019.

Holdings by Security Type	% of Net Assets
Common Stocks	96.9%
Short-term Investments	2.9%
Right	0.0%*
Other Assets in Excess of Liabilities	0.2%
100.0%

*	- Less than 0.05%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric SWBC Municipal Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmark:

				Annualized
			Annualized	Since Inception + -
	Six Months	One Year	Three Years	September 30, 2023
Class A (MUNAX) without load	(3.76)%	2.52%	(4.82)%	(3.11)%
Class A (MUNAX) with 4.75% load	(8.32)%	(2.32)%	(6.35)%	(4.36)%
Class C (MUNCX)	(4.10)%	1.81%	(5.39)%	(3.58)%
Class I (MUNIX)	(3.64)%	2.77%	(4.60)%	(2.88)%
Bloomberg Municipal Bond Index Total Return Value Unhedged USD**	(4.05)%	2.66%	(2.30)%	(0.99)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75% and a maximum deferred sales charge of 1.00% on investments at or above the $1 million breakpoint (where you do not pay a sales charge) on shares redeemed within 18 months of purchase. Total returns are calculated using the net asset value (“NAV”) on September 29, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2024, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.50%, 2.25% and 1.25% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses as shown in the August 1, 2023 prospectus are 3.35%, 4.10% and 3.10% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2023 prospectus are 1.83%, 2.58% and 1.58% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg Municipal Bond Index Total Return Value Unhedged USD covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Investors cannot invest directly in an index.

+	The AlphaCentric SWBC Municipal Opportunities Fund Class A, Class C and Class I commenced operations on December 31, 2019.

Holdings by Security Type *	% of Net Assets
Municipal Bonds	81.4%
Exchange-Traded Funds	10.2%
Short-term Investment	1.5%
Other Assets in Excess of Liabilities	6.9%
100.0%

*	Does not include derivative investments.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

AlphaCentric Strategic Income Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmarks:

						Annualized	Annualized
			Annualized	Annualized	Annualized	Since Inception + -	Since Inception ++ -
	Six Months	One Year	Three Years	Five Years	Ten Years	September 30, 2023	September 30, 2023
Class A (SIIAX)	7.58%	16.90%	—	—	—	(1.63)%	—
Class A (SIIAX) with 4.75% load	2.48%	11.39%	—	—	—	(3.65)%	—
Class C (SIICX)	7.21%	16.00%	—	—	—	(2.35)%	—
Class I (SIIIX) +++	7.69%	17.14%	9.96%	11.08%	10.08%	—	11.05%
Bloomberg U.S. MBS Total Return Index **	(4.67)%	(0.17)%	(5.09)%	(0.77)%	0.61%	(6.27)%	0.81%
S&P U.S. REIT Index Total Return ***	(4.55)%	3.21%	5.76%	2.77%	5.84%	(4.63)%	6.33%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A is subject to a maximum applicable sales charge of 4.75% and a maximum deferred sales charge of 1.00% on investments at or above the $1 million breakpoint (where you do not pay a sales charge) on shares redeemed within 18 months of purchase. Total returns are calculated using the net asset value (“NAV”) on September 29, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2024, to ensure that the net annual fund operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds and extraordinary expenses) will not exceed 1.74%, 2.49% and 1.49% for the Fund’s Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and any expense limits in place at the time of recoupment. Without these waivers, the Fund’s estimated total annual operating expenses as shown in the August 1, 2023 prospectus for the Fund’s inital fiscal period are 2.38%, 3.13% and 2.13% for the Fund’s Class A, Class C and Class I shares, respectively. After fee waivers, the Fund’s total annual operating expenses shown in the August 1, 2023 prospectus for the Fund’s inital fiscal period are 1.75%, 2.50% and 1.50% for the Fund’s Class A, Class C and Class I shares, respectively. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For more current information on the Fund’s expense ratio, please see the Financial Highlights. For performance information current to the most recent month-end, please call toll-free 1-844-223-8637.

**	The Bloomberg U.S. MBS Total Return Index tracks fixed-rate agency mortgage backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Investors cannot invest directly in an index.

***	The S&P U.S. REIT Index Total Return defines and measures the investable universe of publicly traded real estate investment trusts domiciled in the United States.. Investors cannot invest directly in an index or benchmark.

+	The AlphaCentric Strategic Income Fund Class A and Class C commenced operations on May 28, 2021. ++ The AlphaCentric Strategic Income Fund Class I commenced operations on April 1, 2011.

+++	The Fund acquired all of the assets and liabilities of Strategos Deep Value Fund LP (the “Predecessor Fund”) in a tax-free reorganization on May 28, 2021. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The Fund’s investment objectives, policies, restrictions, and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. The Fund’s sub-advisor is Goshen Rock Capital, LLC (“GRC”). GRC is an SEC registered investment advisor founded in 2021. The financial statements for the Predecessor Fund can be found in the Fund’s SAI. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling 1-844-ACFUNDS (844-223-8637) or visiting the Fund’s website at www.AlphaCentricFunds.com

Holdings by Security Type	% of Net Assets
Common Stocks	37.8%
Short-Term Investment	18.3%
Convertible Bonds	15.8%
Preferred Stocks	11.8%
Asset Backed Securities	6.0%
Corporate Bonds	4.2%
U.S. Government & Agencies	2.4%
Collateralized Mortgage Obligations	1.7%
Other Assets in Excess of Liabilities	2.0%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.0%
1,095,031	ABFC 2004-OPT4 Trust Series 2004-OPT4 M4(a)	TSFR1M + 2.814%	4.3890	07/25/33	$988,676
1,413,063	ABFS Mortgage Loan Trust 2003-2 Series 2003-2 B(b),(c)		6.2210	04/25/34	596,879
678,000	ACE Securities Corp Home Equity Loan Trust Series 2004-SD1 M4(a)	TSFR1M + 4.239%	0.0001	11/25/33	611,203
90,150	ACE Securities Corp Home Equity Loan Trust Series 2004-FM2 M3(a)	TSFR1M + 2.139%	0.0001	06/25/34	71,598
1,687,421	ACE Securities Corp Home Equity Loan Trust Series 2004-HE3 M7(a)	TSFR1M + 2.889%	4.5500	11/25/34	1,557,551
349,016	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2 M4(a)	TSFR1M + 1.434%	3.4290	01/25/35	307,322
4,394,065	ACE Securities Corp Home Equity Loan Trust Series 2005-HE2 M7(a)	TSFR1M + 1.959%	0.7000	04/25/35	2,785,321
2,961,617	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP3 M1(a)	TSFR1M + 0.534%	3.0960	06/25/36	2,161,766
4,793,425	ACE Securities Corp Home Equity Loan Trust Series 2006-ASP4 M1(a)	TSFR1M + 0.549%	3.1900	08/25/36	4,172,994
2,023,311	Adjustable Rate Mortgage Trust 2005-1 Series 2005-1 5M2(a)	TSFR1M + 1.614%	4.7820	05/25/35	2,081,533
5,785,345	Adjustable Rate Mortgage Trust 2005-2 Series 2005-2 6M3(a)	TSFR1M + 1.464%	0.0001	06/25/35	4,180,697
91,541	Adjustable Rate Mortgage Trust 2005-3 Series 2005-3 1A2(c)		3.9970	07/25/35	85,817
833,937	Aegis Asset Backed Securities Trust Mortgage Series 2004-4 B3(a)	TSFR1M + 5.364%	4.1690	10/25/34	845,463
1,305,497	Alternative Loan Trust 2006-OA22 Series 2006-OA22 A3(a)	TSFR1M + 0.594%	5.3540	02/25/47	1,094,253
5,654,007	American Home Mortgage Investment Trust 2006-1 Series 2006-1 1A2(a)	TSFR1M + 0.494%	5.8140	03/25/46	4,770,908
1,037,239	Ameriquest Mort Sec Inc Ass Bk Pas Thru Certs Ser Series 2002-2 M4(a)	TSFR1M + 3.414%	3.6640	08/25/32	900,298
3,420,602	Ameriquest Mortgage Securities Asset-Backed Series 2005-R5 M7(a)	TSFR1M + 1.944%	0.0001	07/25/35	3,359,377
1,287,979	Ameriquest Mortgage Securities Asset-Backed Series 2005-R10 M7(a)	TSFR1M + 2.289%	3.8150	01/25/36	1,280,605
2,788	Amresco Residential Securities Corp Mort Loan Series 1999-1 M2(a)	TSFR1M + 1.464%	0.0001	11/25/29	2,515
1,087,233	Banc of America Funding 2004-B Trust Series 2004-B 3A2(c)		3.4180	12/20/34	825,765
2,503,905	Banc of America Mortgage 2004-K Trust Series 2004-K B1(c)		4.0100	12/25/34	1,909,624
384,367	Bear Stearns ALT-A Trust Series 2004-7 1A1(c)		2.6250	10/25/34	250,034
1,288,963	Bear Stearns ALT-A Trust 2004-11 Series 2004-11 1M2(a)	TSFR1M + 1.689%	4.4280	11/25/34	1,180,131
23,481	Bear Stearns ARM Trust 2003-8 Series 2003-8 1A2(c)		4.3190	01/25/34	21,320
1,750,942	Bear Stearns Asset Backed Securities I Trust Series 2007-HE7 M2(a)	TSFR1M + 1.864%	4.2680	10/25/37	1,438,424
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1 Series 2006-FRE1 M1(a)	TSFR1M + 0.414%	0.9010	07/25/36	32,511,502
13,000,000	Carrington Mortgage Loan Trust Series 2006-NC2 Series 2006-NC2 M1(a)	TSFR1M + 0.519%	3.6770	06/25/36	9,215,899
8,677,560	Carrington Mortgage Loan Trust Series 2006-NC4 Series 2006-NC4 M1(a)	TSFR1M + 0.414%	0.0001	10/25/36	6,539,335
8,848,563	Carrington Mortgage Loan Trust Series 2006-RFC1 Series 2006-RFC1 M2(a)	TSFR1M + 0.549%	1.5690	05/25/36	7,486,506
13,759,007	Carrington Mortgage Loan Trust Series 2007-RFC1 Series 2007-RFC1 M1(a)	TSFR1M + 0.374%	0.0001	12/25/36	11,066,018
58,269	Centex Home Equity Loan Trust 2004-B Series 2004-B M7(a)	TSFR1M + 2.439%	5.5070	03/25/34	1,619
1,503,227	Centex Home Equity Loan Trust 2004-C Series 2004-C M6(a)	TSFR1M + 2.214%	4.3340	06/25/34	597,786
171,251	CHL Mortgage Pass-Through Trust 2004-6 Series 2004-6 M(c)		10.7660	05/25/34	172,484
14,454,834	CIT Mortgage Loan Trust 2007-1 Series 2007-1 2M3(a),(b)	TSFR1M + 1.864%	4.8470	10/25/37	9,132,683
42,560,754	CIT Mortgage Loan Trust 2007-1 Series 2007-1 1M3(a),(b)	TSFR1M + 1.864%	5.2960	10/25/37	27,944,394

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.0% (Continued)
1,622,515	Citigroup Mortgage Loan Trust 2004-OPT1 Series 2004-OPT1 M8(a)	TSFR1M + 2.739%	0.0001	10/25/34	$1,181,679
515,099	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A3(c)		5.0340	08/25/35	401,022
4,880,726	Citigroup Mortgage Loan Trust 2006-WMC1 Series 2006-WMC1 M2(a)	TSFR1M + 0.729%	0.0001	12/25/35	3,155,845
10,796,827	Citigroup Mortgage Loan Trust 2007-AHL1 Series 2007-AHL1 M2(a)	TSFR1M + 0.519%	4.5370	12/25/36	10,551,605
637,229	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 M8(a)	TSFR1M + 2.049%	3.8120	02/25/35	485,499
148,255	Countrywide Asset-Backed Certificates Series 2003-SD2 B1(a),(b)	TSFR1M + 5.739%	4.9770	10/25/32	167,709
2,471,312	Countrywide Asset-Backed Certificates Series 2004-11 M6(a)	TSFR1M + 2.739%	4.8980	11/25/34	1,169,975
5,764,911	Countrywide Asset-Backed Certificates Series 2005-9 M4(a)	TSFR1M + 1.614%	1.5810	01/25/36	4,268,510
2,611,565	Countrywide Asset-Backed Certificates Series 2006-2 M3(a)	TSFR1M + 0.774%	4.3430	06/25/36	2,464,324
3,689,833	Countrywide Asset-Backed Certificates Series 2007-BC2 M1(a)	TSFR1M + 0.454%	4.4460	06/25/37	1,918,103
4,054,611	Countrywide Asset-Backed Certificates Series 2007-2 M1(a)	TSFR1M + 0.334%	0.0001	08/25/37	3,198,602
10,164,702	Countrywide Asset-Backed Certificates Series 2007-9 M1(a)	TSFR1M + 0.374%	3.8030	06/25/47	9,657,911
1,373,178	Credit Suisse First Boston Mortgage Securities Series 2001-HE22 M1(a)	TSFR1M + 1.614%	5.7940	02/25/32	2,174,382
1,238,572	Credit Suisse First Boston Mortgage Securities Series 2004-FRE1 B4(a)	TSFR1M + 3.964%	2.7400	04/25/34	704,606
1,672,937	Credit-Based Asset Servicing and Securitization, Series 2003-RP1 M2(a),(b)	TSFR1M + 4.614%	1.1420	03/25/33	1,180,947
10,566	Credit-Based Asset Servicing and Securitization, Series 2004-CB7 B2(a),(b)	TSFR1M + 2.964%	0.0001	10/25/34	8,320
3,629,344	Credit-Based Asset Servicing and Securitization, Series 2007-SP2 M7(b),(d)		0.7630	03/25/46	1,043,827
1,415,292	Delta Funding Home Equity Loan Trust 1997-3 Series 1997-3 B1F		0.0001	10/25/28	1,289,858
1,355,353	Delta Funding Home Equity Loan Trust 1998-1 Series 1998-1 M1F(a)	TSFR1M + 0.939%	0.0001	05/25/30	1,130,090
958,348	Delta Funding Home Equity Loan Trust 1999-1 Series 1999-1 B(c)		4.4240	03/15/28	810,415
1,718,608	Delta Funding Home Equity Loan Trust 1999-2 Series 1999-2 M1		2.9540	08/15/30	1,297,732
709,071	Delta Funding Home Equity Loan Trust 2000-3 Series 2000-3 M2(d)		4.3310	11/15/30	598,304
5,665,468	EMC Mortgage Loan Trust 2005-B Series 2005-B M2(a),(b)	TSFR1M + 2.364%	2.2540	04/25/42	5,259,874
1,724,282	Finance America Mortgage Loan Trust 2004-3 Series 2004-3 M5(a)	TSFR1M + 1.764%	3.4200	11/25/34	1,360,477
2,017,559	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(a)	US0001M + 2.475%	7.9090	10/25/33	1,678,298
3,838,419	First Franklin Mortgage Loan Trust 2005-FF5 Series 2005-FF5 M5(a)	TSFR1M + 1.314%	2.7410	05/25/35	2,977,796
3,143,903	First Franklin Mortgage Loan Trust 2006-FF7 Series 2006-FF7 M1(a)	TSFR1M + 0.489%	5.4860	05/25/36	2,570,761
7,411,663	First Franklin Mortgage Loan Trust 2006-FF9 Series 2006-FF9 M1(a)	TSFR1M + 0.489%	0.0001	06/25/36	6,672,214
1,435,993	First Franklin Mortgage Loan Trust2006-FF3 Series 2006-FF3 M2(a)	TSFR1M + 0.699%	4.1580	02/25/36	1,175,645
1,975,222	Fremont Home Loan Trust 2004-3 Series 2004-3 M5(a)	TSFR1M + 1.989%	0.0001	11/25/34	1,339,218
375,966	Fremont Home Loan Trust 2004-4 Series 2004-4 M3(a)	TSFR1M + 1.029%	3.2830	03/25/35	280,356
6,914,288	Fremont Home Loan Trust 2005-A Series 2005-A M5(a)	TSFR1M + 1.164%	1.6970	01/25/35	5,283,445
2,044,129	GSAA Home Equity Trust 2005-4 Series 2005-4 B1(a)	TSFR1M + 1.839%	3.0270	03/25/35	1,584,395
7,609	GSR Mortgage Loan Trust 2005-7F Series 2005-7F 3A1(a)	TSFR1M + 0.614%	5.9290	09/25/35	7,397
1,009,973	GSRPM Mortgage Loan Trust Series 2004-1 Series 2004-1 B2(a),(b)	TSFR1M + 5.364%	1.6210	09/25/42	921,551

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.0% (Continued)
1,202,061	HarborView Mortgage Loan Trust 2006-12 Series 2006-12 2A2B(a)	TSFR1M + 0.614%	3.4540	01/19/38	$1,765,483
2,276,492	Home Equity Asset Trust 2005-6 Series 2005-6 M6(a)	TSFR1M + 1.179%	4.7010	12/25/35	2,875,751
11,781,027	Home Equity Asset Trust 2005-7 Series 2005-7 M3(a)	TSFR1M + 0.864%	4.7340	01/25/36	10,560,833
140,416	Impac CMB Trust Series 2004-10 Series 2004-10 3M1(a)	TSFR1M + 0.969%	6.1010	03/25/35	131,350
19,574	IndyMac INDX Mortgage Loan Trust 2004-AR6 Series 2004-AR6 6A2(c)		4.6990	10/25/34	17,891
1,007,268	IXIS Real Estate Capital Trust 2005-HE2 Series 2005-HE2 M6(a)	TSFR1M + 1.149%	6.1240	09/25/35	1,092,767
3,778,370	JP Morgan Mortgage Acquisition Trust 2007-HE1 Series 2007-HE1 MV1(a)	TSFR1M + 0.374%	3.9320	03/25/47	3,717,022
11,156,515	Long Beach Mortgage Loan Trust 2005-3 Series 2005-3 M1(a)	TSFR1M + 0.819%	3.0760	08/25/45	9,548,512
342,576	MAFI II Remic Trust 1998-A Series 1998-AX B2		6.0000	02/20/27	297,706
139,612	MASTR Adjustable Rate Mortgages Trust 2004-5 Series 2004-5 B2(c) (e)		4.3060	07/25/34	1
373,273	MASTR Alternative Loan Trust 2002-2 Series 2002-2 B3(c)		5.8500	10/25/32	5,258
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1 Series 2004-HE1 M10(a)	TSFR1M + 5.364%	3.6310	09/25/34	1,184,058
4,612,016	Mastr Asset Backed Securities Trust 2007-HE1 Series 2007-HE1 M1(a)	TSFR1M + 0.414%	3.1720	05/25/37	4,169,843
1,462,000	Mastr Specialized Loan Trust Series 2005-3 M2(a),(b)	TSFR1M + 1.989%	3.3480	11/25/35	922,974
6,363,615	Mastr Specialized Loan Trust Series 2006-1 M2(a),(b)	TSFR1M + 2.514%	3.3660	01/25/36	4,650,686
1,263,866	Meritage Mortgage Loan Trust 2004-2 Series 2004-2 M4(a)	TSFR1M + 1.839%	3.7160	01/25/35	1,041,182
18,254	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A1 2A(a)	TSFR12M + 2.340%	4.5500	12/25/32	17,302
62,407	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A2 2A2(a)	TSFR6M + 1.928%	4.9630	02/25/33	58,311
440,649	Merrill Lynch Mortgage Investors Trust Series Series 2003-OPT1 M2(a)	TSFR1M + 2.289%	7.6090	07/25/34	360,077
212,031	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2005-A B2(a)	TSFR1M + 1.119%	6.4340	03/25/30	154,222
3,168,462	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2006-1 M1(c)		4.4840	02/25/36	2,274,156
4,931,417	MFA 2021-AEINV1 Trust Series AEI1 B2(b),(c)		3.1270	08/25/51	3,740,392
300,221	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M6(a)	TSFR1M + 1.764%	3.6390	01/25/35	334,973
297,466	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3 Series 2004-WMC3 M4(a)	TSFR1M + 1.464%	3.6390	01/25/35	245,345
6,073,221	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5 Series 2005-WMC5 B1(a)	TSFR1M + 1.914%	1.3530	06/25/35	4,686,567
10,642,024	Morgan Stanley A.B.S Capital I Inc Trust 2006-NC1 Series 2006-NC1 M3(a)	TSFR1M + 0.744%	2.2210	12/25/35	9,841,794
4,110,849	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6 Series 2007-HE6 M1(a)	TSFR1M + 0.374%	0.0001	05/25/37	6,022,778
52,222	Morgan Stanley Mortgage Loan Trust 2004-7AR Series 2004-7AR 2A7(c)		5.5210	09/25/34	50,813
6,610,055	Nationstar Home Equity Loan Trust 2007-B Series 2007-B M2(a)	TSFR1M + 0.584%	4.5730	04/25/37	7,539,764
657,803	New Century Home Equity Loan Trust Series 2004-A M2(c)		3.6960	08/25/34	633,178
3,710,443	New Century Home Equity Loan Trust 2006-2 Series 2006-2 M1(a)	TSFR1M + 0.579%	2.0950	08/25/36	2,670,419
194,183	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 AII(a)	TSFR1M + 0.914%	2.9800	11/25/33	168,912
11,684,000	New Residential Mortgage Loan Trust 2019-RPL3 Series RPL3 B1(b),(c)		4.0100	07/25/59	9,327,581
16,475	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A5		7.0000	04/25/33	15,918
4,632	Nomura Asset Acceptance Corp Alternative Loan Series 2003-A1 A2		6.0000	05/25/33	4,468

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.0% (Continued)
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1 Series 2003-1 M2(a)	TSFR1M + 3.114%	0.0001	05/25/33	$2,681,534
5,952,157	Opteum Mortgage Acceptance Corp Asset Backed Series 2005-5 M1(a)	TSFR1M + 0.759%	4.2990	12/25/35	5,530,107
2,935,433	Option One Mortgage Loan Trust 2005-5 Series 2005-5 M4(a)	TSFR1M + 0.984%	0.0001	12/25/35	2,343,917
14,569,143	Option One Mortgage Loan Trust 2007-CP1 Series 2007-CP1 M1(a)	TSFR1M + 0.414%	2.8310	03/25/37	12,729,910
3,591,479	Park Place Securities Inc Asset-Backed Series 2004-WHQ2 M7(a)	TSFR1M + 2.739%	0.0001	02/25/35	2,276,350
3,689,102	Park Place Securities Inc Asset-Backed Series 2005-WHQ3 M7(a)	TSFR1M + 1.914%	0.0001	06/25/35	3,882,719
8,516,818	Popular A.B.S Mortgage Pass-Through Trust 2007-A Series 2007-A M1(a)	TSFR1M + 0.424%	0.0001	06/25/47	6,565,537
5,984,900	Quest Trust Series 2005-X1 M5(a),(b)	TSFR1M + 3.489%	3.5250	03/25/35	4,984,380
4,507,655	RAAC Series 2006-RP2 Trust Series 2006-RP2 M2(a),(b)	US0001M + 1.250%	6.6840	02/25/37	3,587,269
13,816,347	RAAC Series 2007-SP3 Trust Series 2007-SP3 M1(a)	TSFR1M + 2.364%	7.6840	09/25/47	10,552,558
3,736,614	RAMP Series 2006-RS4 Trust Series 2006-RS4 M2(a)	TSFR1M + 0.494%	4.7820	07/25/36	3,406,688
1,809,320	RASC Series 2005-EMX1 Trust Series 2005-EMX1 B(a),(b)	TSFR1M + 4.614%	5.5040	03/25/35	1,414,879
6,618,924	RASC Series 2005-KS12 Trust Series 2005-KS12 M5(a)	US0001M + 0.670%	6.4390	01/25/36	5,503,785
1,408,255	RASC Series 2005-KS2 Trust Series 2005-KS2 M3(a)	TSFR1M + 0.884%	5.0880	03/25/35	1,221,518
2,977,639	RASC Series 2006-EMX1 Trust Series 2006-EMX1 M3(a)	TSFR1M + 0.584%	5.3430	01/25/36	2,185,871
1,911,105	Renaissance Home Equity Loan Trust 2002-1 Series 2002-1 M2(a)	TSFR1M + 3.039%	4.9920	06/25/32	1,551,941
1,229,306	Renaissance Home Equity Loan Trust 2002-2 Series 2002-2 M2(a)	TSFR1M + 2.364%	4.2730	08/25/32	1,002,364
389,688	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2F(d)		4.0580	08/25/33	307,328
8,733,169	Renaissance Home Equity Loan Trust 2005-1 Series 2005-1 M2(d)		5.9050	05/25/35	1,235,933
6,685,847	Renaissance Home Equity Loan Trust 2005-2 Series 2005-2 M2(d)		5.6010	08/25/35	1,541,395
154,828	SASCO Mortgage Loan Trust 2003-GEL1 Series 2003-GEL1 M3(a)	TSFR1M + 4.614%	0.2470	10/25/33	140,062
2,309,753	Saxon Asset Securities Trust 2004-2 Series 2004-2 MF5(d)		3.3330	08/25/35	1,512,631
11,177,438	Saxon Asset Securities Trust 2006-2 Series 2006-2 M3(a)	TSFR1M + 0.594%	0.8630	09/25/36	8,894,113
4,754,072	Saxon Asset Securities Trust 2007-3 Series 2007-3 1M2(a)	TSFR1M + 1.014%	2.7800	09/25/47	4,330,631
10,935,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(a),(b)	US0001M + 3.000%	8.4340	12/25/37	7,271,632
8,477,650	Sequoia Mortgage Trust 2004-10 Series 2004-10 XA(c) (e)		0.0001	11/20/34	85
944,951	Sequoia Mortgage Trust 2004-10 Series 2004-10 B1(a)	TSFR1M + 0.864%	5.2680	11/20/34	629,954
607,907	Soundview Home Loan Trust 2005-A Series 2005-A M6(a)	TSFR1M + 1.464%	5.6450	04/25/35	608,918
5,321,456	Soundview Home Loan Trust 2005-OPT1 Series 2005-OPT1 M5(a)	TSFR1M + 1.164%	3.7490	06/25/35	3,358,157
5,342,908	Specialty Underwriting & Residential Finance Trust Series 2006-AB1 M1(a)	TSFR1M + 0.699%	4.6660	12/25/36	5,144,838
2,686,991	Structured Asset Investment Loan Trust 2004-10 Series 2004-10 M7(a)	TSFR1M + 3.864%	4.3780	11/25/34	2,788,410
3,050,589	Structured Asset Investment Loan Trust 2005-HE2 Series 2005-HE2 M3(a)	TSFR1M + 0.894%	1.5910	07/25/35	2,581,414
2,116,133	Structured Asset Investment Loan Trust 2005-HE3 Series 2005-HE3 M3(a)	TSFR1M + 0.909%	0.0001	09/25/35	1,641,204
97,925	Structured Asset Mortgage Investments II Trust Series 2004-AR5 1A2(c)		3.5680	10/19/34	82,699
1,497,748	Structured Asset Mortgage Investments II Trust Series 2005-AR5 B1(a)	TSFR1M + 0.864%	6.0620	07/19/35	1,302,753

See accompanying notes to consolidated financial statements.

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 103.0% (Continued)
935,086	Structured Asset Mortgage Investments Trust Series 2002-AR4 A2(a)	TSFR1M + 0.939%	0.0001	02/19/33	$865,807
478,047	Structured Asset Securities Corp 2005-WF1 Series 2005-WF1 M7(a)	TSFR1M + 2.019%	7.3390	02/25/35	462,533
9,415,856	Structured Asset Securities Corp Mortgage Loan Series 2006-W1A M1(a),(b)	TSFR1M + 0.414%	3.2500	08/25/46	8,137,864
222,568	Thornburg Mortgage Securities Trust 2004-2 Series 2004-2 B2(a)	TSFR1M + 1.114%	4.7470	06/25/44	168,765
10,011,000	Towd Point Mortgage Trust 2019-2 Series 2 B3(b),(c)		3.7530	12/25/58	7,069,076
757,000	Truman Capital Mortgage Loan Trust Series 2005-1 M3(a),(b)	TSFR1M + 5.364%	4.4120	03/25/37	652,839
410,662	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 B2(c)		4.2450	10/25/33	287,317
104,292	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 2B1(a)	COF 11 + 1.250%	4.5410	11/25/42	91,963
2,331,185	Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE1 M2(a)	TSFR1M + 0.654%	1.7840	04/25/36	2,146,576
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $349,256,374)				446,923,503

	TOTAL INVESTMENTS - 103.0% (Cost $349,256,374)				$446,923,503
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%				(13,197,374)
	NET ASSETS - 100.0%				$433,726,129

REMIC	- Real Estate Mortgage Investment Conduit

COF 11	Cost of Funds for the 11th District of San Francisco

SOFR	Secured Overnight Financing Rate

TSFR1M	Term SOFR 1-Month

TSFR6M	Term SOFR 6-Month

TSFR12M	Term SOFR 12-Month

US0001M	ICE LIBOR USD 1 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is $98,015,756 or 22.6% of net assets.

(c)	Variable rate security; the rate shown represents the rate on September 30, 2023.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2023.

(e)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of September 30, 2023.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 62.1%
	U.S. TREASURY BILLS — 6.1%
5,000,000	United States Treasury Bill(a)	5.4200	04/18/24	$4,854,965

		Coupon Rate
		(%)
	U.S. TREASURY NOTES — 56.0%
20,611,000	United States Treasury Note	0.3750	10/31/23	20,530,345
20,000,000	United States Treasury Note	0.2500	03/15/24	19,542,620
5,000,000	United States Treasury Note	0.3750	04/15/24	4,867,314
				44,940,279
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,848,972)			49,795,244

Shares				Fair Value
	SHORT-TERM INVESTMENTS - 16.9%
	MONEY MARKET FUNDS - 16.9%
4,068,980	Fidelity Investments Money Market Government Portfolio, Class I, 5.23%(b) (e)			4,068,980
9,473,541	First American Treasury Obligations Fund, Class X, 5.26%(b)			9,473,541
	TOTAL MONEY MARKET FUNDS (Cost $13,542,521)			13,542,521

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,542,521)			13,542,521

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 2.9%
	CALL OPTIONS PURCHASED - 0.1%
125	S&P Emini 2nd Week	SXM	10/13/2023	$4,650	$29,062,500	$625
150	S&P Emini 3rd Week	SXM	11/17/2023	4,600	34,500,000	60,000
150	S&P500 Emini Option	SXM	10/31/2023	4,650	34,875,000	8,250
100	S&P500 Emini Option	SXM	11/30/2023	4,750	23,750,000	12,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $296,350)					81,375

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 2.9% (continued)
	PUT OPTIONS PURCHASED - 2.8%
200	S&P500 Emini Option	SXM	11/30/2023	$4,525	$45,250,000	$2,227,500

	TOTAL PUT OPTIONS PURCHASED (Cost - $2,250,937)					2,308,875

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $2,547,287)

	TOTAL INVESTMENTS - 81.9% (Cost $65,938,780)					$65,646,640
	CALL OPTIONS WRITTEN – (0.1)% (Proceeds - $140,250)					(45,250)
	PUT OPTIONS WRITTEN - (3.1)% (Proceeds - $2,579,750)					(2,536,750)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.3%					17,142,285
	NET ASSETS - 100.0%					$80,206,925

Contracts(c)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (3.2)%
	CALL OPTIONS WRITTEN – (0.1)%
150	Emini SP M Week Option	SXM	10/02/2023	$4,520	$33,900,000	$375
150	Emini SP W Week Option	SXM	10/04/2023	4,480	33,600,000	1,500
250	S&P Emini 1st Week	SXM	10/06/2023	4,490	56,125,000	6,250
250	S&P Emini 2nd Week	SXM	10/13/2023	4,750	59,375,000	625
300	S&P Emini 3rd Week	SXM	11/17/2023	4,700	70,500,000	34,500
50	S&P EMINI Thurs Week	SXM	10/05/2023	4,500	11,250,000	625
50	S&P EMINI Tues Week	SXM	10/03/2023	4,480	11,200,000	125
100	S&P500 Emini Option	SXM	10/31/2023	4,750	23,750,000	1,250
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $140,250)					45,250

	PUT OPTIONS WRITTEN - (3.1)%
150	Emini SP M Week Option	SXM	10/02/2023	$3,950	$29,625,000	$1,125
150	Emini SP W Week Option	SXM	10/04/2023	3,830	28,725,000	3,375
250	S&P Emini 1st Week	SXM	10/06/2023	3,825	47,812,500	10,000
50	S&P EMINI Thurs Week	SXM	10/05/2023	3,850	9,625,000	1,625
50	S&P EMINI Tues Week	SXM	10/03/2023	3,760	9,400,000	625
200	S&P500 Emini Option	SXM	10/31/2023	4,575	45,750,000	2,520,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,579,750)					2,536,750

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $2,720,000)					$2,582,000

See accompanying notes to consolidated financial statements.

ALPHACENTRIC PREMIUM OPPORTUNITY FUND (HMXAX, HMXCX, HMXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
6	CME E-Mini NASDAQ 100 Index Future	12/15/2023	$1,783,980	$(75,996)
24	CME E-mini Russell 2000 Index Futures	12/15/2023	2,158,320	(89,400)
125	CME E-Mini Standard & Poor’s 500 Index Future	12/15/2023	26,906,277	(982,925)
	TOTAL OPEN LONG FUTURES CONTRACTS			$(1,148,321)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
200	CBOE Volatility Index Future	10/18/2023	$3,709,790	$(286,880)
1	CBOE Volatility Index Future	11/15/2023	18,246	(396)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$(287,276)

	TOTAL OPEN FUTURES CONTRACTS			$(1,435,597)

SXM	StoneX Financial Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(c)	Each contract is equivalent to one futures contract.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(e)	All or a portion of this investment is segregated as collateral for option contracts and future contracts.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8%
	AEROSPACE & DEFENSE - 3.7%
9,000	AeroVironment, Inc.(a)	$1,003,770

	ELECTRICAL EQUIPMENT - 3.4%
30,000	Allient, Inc.	927,600

	MACHINERY - 37.1%
25,000	ATS Corporation(a)	1,065,718
50,000	Daifuku Company Ltd.	946,695
35,000	FANUC Corporation	911,765
20,000,000	FBR Ltd.(a)	347,133
22,000	GEA Group A.G.	813,109
4,000	Kardex Holding A.G.	876,129
2,500	Keyence Corporation	928,460
21,000	KION Group A.G.	807,897
500,000	Kraken Robotics, Inc.(a)	152,771
10,000	Krones A.G.	1,031,293
350,000	Scott Technology Ltd.	677,636
25,000	Symbotic, Inc., Class A(a),(b)	835,750
20,000	Yaskawa Electric Corporation	722,024
		10,116,380
	MEDICAL EQUIPMENT & DEVICES - 23.6%
350,000	Accuray, Inc.(a)	952,000
500,000	Asensus Surgical, Inc.(a),(b)	135,000
10,000	Globus Medical, Inc., Class A(a)	496,500
3,750	Intuitive Surgical, Inc.(a)	1,096,088
7,000	iRhythm Technologies, Inc.(a),(b)	659,820
100,000	Microbot Medical, Inc.(a)	139,000
30,000	PROCEPT BioRobotics Corporation(a),(b)	984,300
20,000	Siemens Healthineers A.G.	1,014,906
600,000	Stereotaxis, Inc.(a),(b)	948,000
		6,425,614
	OIL & GAS SERVICES & EQUIPMENT - 2.5%
60,000	Helix Energy Solutions Group, Inc.(a),(b)	670,200

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	SEMICONDUCTORS - 6.4%
30,000	Infineon Technologies A.G.	$994,450
7,500	Teradyne, Inc.(b)	753,450
		1,747,900
	SOFTWARE - 10.5%
20,000	Mobileye Global, Inc., Class A(a),(b)	831,000
15,000	Omnicell, Inc.(a)	675,600
200,000	SoundHound AI, Inc.(a),(b)	402,000
2,100	Synopsys, Inc.(a)	963,836
		2,872,436
	TECHNOLOGY HARDWARE - 8.1%
500,000	Draganfly, Inc.(a),(b)	384,500
200,000	Nano Dimension Ltd. - ADR(a),(b)	544,000
15,000	Nidec Corporation	695,693
2,500	Zebra Technologies Corporation, Class A(a)	591,325
		2,215,518
	TECHNOLOGY SERVICES - 1.5%
200,000	FiscalNote Holdings, Inc.(a),(b)	416,000

	TOTAL COMMON STOCKS (Cost $27,784,864)	26,395,418

See accompanying notes to consolidated financial statements.

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 22.5%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 19.4%
5,281,362	Mount Vernon Liquid Assets Portfolio, 5.50% (Cost $5,281,362)(c)(d)	$5,281,362

	MONEY MARKET FUND - 3.1%
843,267	First American Treasury Obligations Fund, Class X, 5.26% (Cost $843,267)(d)	843,267

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,124,629)	6,124,629

	TOTAL INVESTMENTS - 119.3% (Cost $33,909,493)	$32,520,047
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.3)%	(5,259,211)
	NET ASSETS - 100.0%	$27,260,836

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

LTD	- Limited Company

(a)	- Non-income producing security.

(b)	- All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2023 was $4,673,310.

(c)	- Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $5,281,362 at September 30, 2023.

(d)	- Rate disclosed is the seven day effective yield as of September 30, 2023.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 29.2%
	ADVERTISING & MARKETING - 0.1%
583	Trade Desk, Inc. (The), Class A(a)	$45,561

	APPAREL & TEXTILE PRODUCTS - 0.2%
2,538	Tapestry, Inc.	72,968

	ASSET MANAGEMENT - 0.2%
1,207	Apollo Global Management, Inc.	108,340

	AUTOMOTIVE - 0.7%
2,246	BorgWarner, Inc.	90,671
9,201	Ford Motor Company	114,276
3,211	General Motors Company	105,867
448	Phinia, Inc.	12,002
		322,816
	BEVERAGES - 0.5%
3,783	Monster Beverage Corporation(a)	200,310

	BIOTECH & PHARMA - 1.5%
890	Amgen, Inc.	239,196
3,153	Bristol-Myers Squibb Company	183,000
1,426	Johnson & Johnson	222,100
336	Sarepta Therapeutics, Inc.(a)	40,730
		685,026
	CHEMICALS - 0.6%
165	Albemarle Corporation	28,057
1,150	CF Industries Holdings, Inc.	98,601
4,255	Mosaic Company (The)	151,478
		278,136
	E-COMMERCE DISCRETIONARY - 0.4%
5,413	Coupang, Inc.(a)	92,021
71	MercadoLibre, Inc.(a)	90,019
		182,040
	FOOD - 1.6%
834	Hershey Company (The)	166,867

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 29.2% (Continued)
	FOOD - 1.6% (Continued)
1,476	J M Smucker Company (The)	$181,415
1,997	Lamb Weston Holdings, Inc.	184,643
2,900	Mondelez International, Inc., A	201,259
		734,184
	HEALTH CARE FACILITIES & SERVICES - 3.4%
4,835	Cardinal Health, Inc.	419,775
1,519	Cigna Group (The)	434,541
390	HCA Healthcare, Inc.	95,932
374	Humana, Inc.	181,958
913	McKesson Corp.	397,018
		1,529,224
	HOME CONSTRUCTION - 0.7%
958	Lennar Corporation, Class A	107,516
2,775	PulteGroup, Inc.	205,489
		313,005
	INDUSTRIAL SUPPORT SERVICES - 0.3%
310	United Rentals, Inc.	137,817

	INSURANCE - 2.8%
3,520	Aflac, Inc.	270,161
1,902	American International Group, Inc.	115,261
1,206	Arch Capital Group Ltd.(a)	96,130
287	Everest Re Group Ltd.	106,669
2,074	Globe Life, Inc.	225,506
1,496	Hartford Financial Services Group, Inc. (The)	106,081
1,308	Principal Financial Group, Inc.	94,268
1,880	Progressive Corporation (The)	261,884
		1,275,960
	INTERNET MEDIA & SERVICES - 0.3%
3,307	Uber Technologies, Inc.(a)	152,089

	LEISURE FACILITIES & SERVICES - 2.0%
6,597	Carnival Corporation(a)	90,511
1,715	DraftKings, Inc., Class A(a)	50,490

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 29.2% (Continued)
	LEISURE FACILITIES & SERVICES - 2.0% (Continued)
738	Hyatt Hotels Corporation, Class A	$78,287
1,475	Las Vegas Sands Corporation	67,614
769	McDonald’s Corporation	202,586
4,659	MGM Resorts International	171,265
5,051	Norwegian Cruise Line Holdings Ltd.(a)	83,240
944	Royal Caribbean Cruises Ltd.(a)	86,980
835	Wynn Resorts Ltd.	77,162
		908,135
	MEDICAL EQUIPMENT & DEVICES - 0.6%
4,193	Boston Scientific Corporation(a)	221,390
149	Shockwave Medical, Inc.(a)	29,666
		251,056
	OIL & GAS PRODUCERS - 8.4%
2,737	Antero Resources Corporation(a)	69,465
4,632	APA Corporation	190,375
1,586	Canadian Natural Resources Ltd.	102,567
7,003	Cenovus Energy, Inc.	145,802
1,195	Chevron Corporation	201,501
2,162	ConocoPhillips	259,008
9,731	Coterra Energy, Inc.	263,224
697	Devon Energy Corporation	33,247
860	Diamondback Energy, Inc.	133,197
1,036	EOG Resources, Inc.	131,323
8,320	EQT Corporation	337,625
2,390	Exxon Mobil Corporation	281,016
315	Hess Corporation	48,195
1,699	HF Sinclair Corporation	96,724
1,671	Imperial Oil Ltd.	102,917
8,936	Marathon Oil Corporation	239,038
1,862	Marathon Petroleum Corporation	281,794
3,141	Occidental Petroleum Corporation	203,788
1,708	Ovintiv, Inc.	81,250
1,999	Phillips 66	240,180
531	Pioneer Natural Resources Company	121,891

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 29.2% (Continued)
	OIL & GAS PRODUCERS - 8.4% (Continued)
1,724	Valero Energy Corporation	$244,308
		3,808,435
	RENEWABLE ENERGY - 0.0%(b)
137	Enphase Energy, Inc.(a)	16,461

	RETAIL - DISCRETIONARY - 1.4%
89	AutoZone, Inc.(a)	226,059
1,362	Genuine Parts Company	196,646
235	O’Reilly Automotive, Inc.(a)	213,582
		636,287
	SOFTWARE - 0.3%
1,249	Confluent, Inc., Class A(a)	36,983
641	Fortinet, Inc.(a)	37,614
117	MongoDB, Inc.(a)	40,465
254	Snowflake, Inc.(a)	38,804
		153,866
	TECHNOLOGY HARDWARE - 0.7%
276	Arista Networks, Inc.(a)	50,765
7,249	Hewlett Packard Enterprise Company	125,915
918	Jabil, Inc.	116,485
		293,165
	TECHNOLOGY SERVICES - 0.5%
1,344	Jack Henry & Associates, Inc.	203,132

	TRANSPORTATION & LOGISTICS - 1.3%
13,142	American Airlines Group, Inc.(a)	168,349
5,212	Delta Air Lines, Inc.	192,844
5,797	United Airlines Holdings, Inc.(a)	245,213
		606,406
	TRANSPORTATION EQUIPMENT - 0.5%
2,600	PACCAR, Inc.	221,052

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 29.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.2%
1,290	Archer-Daniels-Midland Company	$97,292

	TOTAL COMMON STOCKS (Cost $13,057,183)	13,232,763

	EXCHANGE-TRADED FUNDS — 32.6%
	EQUITY - 18.1%
3,753	Global X MSCI Greece ETF	124,712
18,437	Invesco S&P 500 BuyWrite ETF	393,420
29,285	Invesco S&P 500 Pure Value ETF	2,154,790
16,846	iShares Mortgage Real Estate ETF	376,340
5,606	iShares MSCI Austria ETF	110,177
4,571	iShares MSCI Brazil ETF	140,193
3,012	iShares MSCI France ETF	107,197
3,207	iShares MSCI Germany ETF	84,023
3,207	iShares MSCI India ETF	141,814
3,905	iShares MSCI Italy ETF	118,790
2,287	iShares MSCI Mexico ETF	133,172
4,403	iShares MSCI Peru and Global Exposure ETF	132,883
7,364	iShares MSCI Poland ETF	125,998
1,613	iShares MSCI South Korea ETF	95,070
4,402	iShares MSCI Spain ETF	121,055
1,941	iShares MSCI Switzerland ETF	84,569
3,093	iShares MSCI Taiwan ETF	137,793
3,764	iShares MSCI Turkey ETF	145,140
3,917	iShares MSCI United Kingdom ETF	123,934
14,193	iShares Russell 1000 Value ETF	2,154,781
10,975	JPMorgan BetaBuilders Japan ETF	551,384
11,824	SPDR S&P International Dividend ETF	389,010
2,694	Vanguard High Dividend Yield ETF	278,344
		8,224,589
	FIXED INCOME - 14.5%
4,800	FlexShrs High Yield Value-Scored Bond Index Fund	190,848

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 32.6% (Continued)
	FIXED INCOME - 14.5% (Continued)
19,258	Invesco Senior Loan ETF			$404,225
4,674	iShares 0-5 Year High Yield Corporate Bond ETF			191,774
45,190	iShares 1-3 Year Treasury Bond ETF			3,659,034
7,637	iShares Fallen Angels USD Bond ETF			189,398
11,696	iShares J.P. Morgan EM High Yield Bond ETF			398,132
3,403	iShares JP Morgan USD Emerging Markets Bond ETF			280,816
345	iShares National Muni Bond ETF			35,376
9,435	iShares Preferred & Income Securities ETF			284,465
1,689	iShares Trust iShares 1-5 Year Investment Grade			84,163
4,570	iShares US & International High Yield Corp Bond			189,723
2,768	SPDR Blbg Investment Grade Floating Rate ETF			85,033
5,834	SPDR Bloomberg Convertible Securities ETF			395,545
2,103	SPDR Bloomberg High Yield Bond ETF			190,111
				6,578,643

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,813,171)			14,803,232
Principal
Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 19.7%
	U.S. TREASURY BILLS — 19.7%
2,000,000	United States Treasury Bill(c)	4.4600	10/12/23	1,997,074
2,000,000	United States Treasury Bill(c)	5.1700	10/31/23	1,991,258
2,500,000	United States Treasury Bill(c)	5.0600	11/02/23	2,488,615
2,500,000	United States Treasury Bill(c)	5.2600	11/30/23	2,478,203
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,954,383)			8,955,150

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 10.2%
	MONEY MARKET FUND - 10.2%
4,615,934	First American Treasury Obligations Fund, Class X, 5.26%(d) (f)(Cost $4,615,934)	$4,615,934

	TOTAL INVESTMENTS - 91.7% (Cost $41,440,671)	$41,607,079
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3%	3,752,769
	NET ASSETS - 100.0%	$45,359,848

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
20	CBOT Soybean Future(f)	11/14/2023	$1,275,001	$(83,200)
24	CME British Pound Currency Future	12/18/2023	1,831,500	(41,812)
1	CME E Mini Consumer Discretionary Select Sector	12/15/2023	164,260	(12,900)
2	CME E Mini Energy Select Sector Futures	12/15/2023	191,100	(340)
1	CME E Mini Industrial Select Sector Futures	12/15/2023	103,020	(4,270)
1	CME E Mini Materials Select Sector Futures	12/15/2023	83,970	(3,730)
1	CME E Mini Technology Select Sector Futures	12/15/2023	166,840	(10,120)
21	CME Live Cattle Future(f)	12/29/2023	1,578,570	27,720
11	CME Swiss Franc Currency Future	12/18/2023	1,514,700	(39,944)
1	COMEX Gold 100 Troy Ounces Future(f)	12/27/2023	186,610	(7,350)
2	E-mini S&P Communication Services Select Sector	12/15/2023	173,300	(6,450)
54	NYBOT CSC Number 11 World Sugar Future(f)	02/29/2024	1,601,511	(48,384)
22	NYBOT CSC Number 11 World Sugar Future(f)	04/30/2024	622,406	3,203
19	NYMEX Henry Hub Natural Gas Futures(f)	02/27/2024	611,800	(36,940)
19	NYMEX Light Sweet Crude Oil Future(f)	11/20/2023	1,687,200	182,370
7	NYMEX Light Sweet Crude Oil Future(f)	02/20/2024	587,160	45,460
12	NYMEX NY Harbor ULSD Futures(f)	11/30/2023	1,591,531	66,910
5	NYMEX NY Harbor ULSD Futures(f)	02/29/2024	616,392	34,482
15	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	11/30/2023	1,480,248	(45,675)
23	Three Month SONIA Index Futures	12/16/2025	6,703,633	(4,991)
3	TSE Japanese 10 Year Bond Futures	12/13/2023	2,910,045	(26,029)
	TOTAL OPEN LONG FUTURES CONTRACTS			$(11,990)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
52	CBOT 10 Year US Treasury Note	12/19/2023	$5,619,250	$96,572
25	CBOT Corn Future(f)	03/14/2024	614,688	25,962
64	CBOT Corn Future(f)	12/14/2023	1,525,600	231,300
9	CBOT Soybean Future(f)	03/14/2024	589,613	29,475
20	CBOT Wheat Future(f)	03/14/2024	573,500	125,300
51	CBOT Wheat Future(f)	12/14/2023	1,380,825	512,913
56	CME Australian Dollar Currency Future	12/18/2023	3,614,799	(9,092)

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(e)	Value and Unrealized Appreciation (Depreciation)
40	CME Canadian Dollar Currency Future	12/19/2023	$2,953,400	$11,669
19	CME Euro Foreign Exchange Currency Future	12/18/2023	2,520,469	4,194
42	CME Japanese Yen Currency Future	12/18/2023	3,558,188	57,437
8	CME Live Cattle Future(f)	02/29/2024	616,000	(14,240)
12	COMEX Copper Future(f)	12/27/2023	1,121,250	15,188
40	Eurex 10 Year Euro BUND Future	12/07/2023	5,439,899	114,500
48	Long Gilt Future	12/27/2023	5,514,091	22,497
65	Montreal Exchange 10 Year Canadian Bond Future	12/18/2023	5,509,667	148,923
43	NYMEX Henry Hub Natural Gas Futures(f)	11/28/2023	1,424,160	108,350
	TOTAL OPEN SHORT FUTURES CONTRACTS			$1,480,948

	TOTAL OPEN FUTURES CONTRACTS			$1,468,958

CREDIT DEFAULT SWAPS

									Upfront
				Implied	Frequency				Premiums
		Buy/Sell	Fixed Rate	Credit	of	Expiration	Notional		Paid/	Unrealized
Counterparty	Index	Protection	Received	Spread	Payments	Date	Amount	Value	(Received)	Depreciation

SOC	Markit CDX North America High Yield Index	Sell	5.00%	479.81%	Quarterly	12/20/2028	$193,500	$1,804	$1,894	$(90)
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	73.72%	Quarterly	12/20/2028	84,500	1,030	1,215	(185)
SOC	Markit iTraxx Europe Index	Sell	1.00%	80.24%	Quarterly	12/20/2028	78,000	804	976	(172)
SOC	Markit iTraxx Europe Crossover Index	Sell	5.00%	433.90%	Quarterly	12/20/2028	178,500	5,668	7,159	(1,491)
	Net Unrealized Depreciation on Swap Contracts								$11,244	$(1,938)

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

SOC	- Societe Generale

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(f)	All or a portion of this investment is a holding of the ACSSF Fund Limited.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.9%
	BIOTECH & PHARMA - 87.8%
657,500	2seventy bio, Inc.(a)	$2,577,400
50,000	ACADIA Pharmaceuticals, Inc.(a)	1,042,000
1,068,468	ADC Therapeutics S.A.(a)	958,416
8,000	Akero Therapeutics, Inc.(a)	404,640
42,500	Alkermes plc(a)	1,190,425
132,500	Amicus Therapeutics, Inc.(a)	1,611,200
145,500	Amylyx Pharmaceuticals, Inc.(a)	2,664,105
165,000	Arcutis Biotherapeutics, Inc.(a)	876,150
2,750	Argenx S.E. - ADR(a)	1,351,983
50,000	Aurinia Pharmaceuticals, Inc.(a)	388,500
58,500	Bicycle Therapeutics plc - ADR(a)	1,175,265
649,000	BioCryst Pharmaceuticals, Inc.(a)	4,594,919
16,500	BioMarin Pharmaceutical, Inc.(a)	1,459,920
15,000	Celldex Therapeutics, Inc.(a)	412,800
912,500	Coherus Biosciences, Inc.(a)	3,412,750
49,500	Collegium Pharmaceutical, Inc.(a)	1,106,325
82,000	Crinetics Pharmaceuticals, Inc.(a)	2,438,680
15,000	Cymabay Therapeutics, Inc.(a)	223,650
95,000	Day One Biopharmaceuticals, Inc.(a)	1,165,650
132,000	Deciphera Pharmaceuticals, Inc.(a)	1,679,040
110,000	Dynavax Technologies Corporation(a)	1,624,700
30,000	Exelixis, Inc.(a)	655,500
105,000	Galapagos N.V. - ADR(a)	3,627,750
8,500	Gilead Sciences, Inc.	636,990
50,000	GSK plc - ADR	1,812,500
122,000	Harmony Biosciences Holdings, Inc.(a)	3,997,940
25,500	Horizon Therapeutics plc(a)	2,950,095
62,500	ImmunoGen, Inc.(a)	991,875
38,000	Immunovant, Inc.(a)	1,458,820
80,000	Insmed, Inc.(a)	2,020,000
25,500	Intra-Cellular Therapies, Inc.(a)	1,328,295
292,500	Ironwood Pharmaceuticals, Inc.(a)	2,816,775
26,500	Jazz Pharmaceuticals plc(a)	3,430,160
135,000	KalVista Pharmaceuticals, Inc.(a)	1,300,050

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	BIOTECH & PHARMA - 87.8% (Continued)
750	Karuna Therapeutics, Inc.(a)	$126,818
1,125,000	Karyopharm Therapeutics, Inc.(a)	1,507,500
110,000	Kiniksa Pharmaceuticals Ltd.(a)	1,910,700
185,000	MorphoSys A.G. - ADR(a)	1,243,200
30,000	Neurocrine Biosciences, Inc.(a)	3,375,000
410,000	Nuvation Bio, Inc.(a)	549,400
103,000	Pacira BioSciences, Inc.(a)	3,160,040
160,000	Phathom Pharmaceuticals, Inc.(a)	1,659,200
67,400	Point Biopharma Global, Inc.(a)	449,558
43,500	Protagonist Therapeutics, Inc.(a)	725,580
190,000	Revance Therapeutics, Inc.(a)	2,179,300
35,000	Roivant Sciences Ltd.(a)	408,800
125,000	scPharmaceuticals, Inc.(a)	890,000
30,000	Ultragenyx Pharmaceutical, Inc.(a)	1,069,500
391,500	uniQure N.V.(a)	2,626,965
9,000	United Therapeutics Corporation(a)	2,032,830
165,000	UroGen Pharma Ltd.(a)	2,311,650
20,590	Valneva S.E. - ADR(a)	242,962
12,000	Ventyx Biosciences, Inc.(a)	416,760
150,000	Verastem, Inc.(a)	1,219,500
56,000	Verona Pharma plc - ADR(a)	912,800
47,500	Viatris, Inc.	468,350
60,000	Viking Therapeutics, Inc.(a)	664,200
80,000	Viridian Therapeutics, Inc.(a)	1,227,200
		90,763,081
	HEALTH CARE FACILITIES & SERVICES - 0.0%(b)
7,500	DocGo, Inc.(a)	39,975

	MEDICAL EQUIPMENT & DEVICES - 3.3%
207,000	Embecta Corporation	3,115,350
4,000	Medtronic PLC	313,440
		3,428,790
	RETAIL - CONSUMER STAPLES - 5.8%
52,000	PetIQ, Inc.(a)	1,024,400

See accompanying notes to consolidated financial statements.

ALPHACENTRIC LIFESCI HEALTHCARE FUND (LYFAX, LYFCX, LYFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares				Fair Value
	COMMON STOCKS — 96.9% (Continued)
	RETAIL - CONSUMER STAPLES - 5.8% (Continued)
225,000	Walgreens Boots Alliance, Inc.			$5,004,000
				6,028,400

	TOTAL COMMON STOCKS (Cost $109,595,183)			100,260,246

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
	BIOTECH & PHARMA - 0.0% (b)
300,000	Amryt Pharma, Plc. – CVR (a) (d) (e)	12/31/2024	$0.50	—
300,000	Amryt Pharma, Plc. - CVR (a) (d) (e)	12/31/2024	$0.50	—
	TOTAL RIGHT (Cost $0)			—

	SHORT-TERM INVESTMENTS — 2.9%
	MONEY MARKET FUNDS - 2.9%
1	Fidelity Investments Money Market Government Portfolio, Class I, 5.23%(c)			1
2,970,692	First American Treasury Obligations Fund, Class X, 5.26%(c)			2,970,692
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,970,693)			2,970,693

	TOTAL INVESTMENTS - 99.8% (Cost $112,565,876)			$103,230,939
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			190,741
	NET ASSETS - 100.0%			$103,421,680

ADR	- American Depositary Receipt

CVR	- Contingent Value Right

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(d)	Illiquid security. The total fair value of these securities as of September 30, 2023 was $0, representing 0.0% of net assets.

(e)	Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.2%
	FIXED INCOME - 10.2%
6,000	JPMorgan Ultra-Short Municipal Income ETF	$302,700
13,000	SPDR Nuveen Bloomberg High Yield Municipal Bond	309,660
7,000	VanEck High Yield Muni ETF	343,490
	TOTAL EXCHANGE-TRADED FUNDS (Cost $954,639)	955,850

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 81.4%
	AIRPORTS — 8.4%
500,000	City of Houston TX Airport System Revenue	5.2500	07/01/53	504,266
275,000	City of Salt Lake City UT Airport Revenue	5.5000	07/01/53	284,056
				788,322
	APPROPRIATION — 6.0%
100,000	Newark Parking Authority (The)	5.5000	02/01/51	101,109
250,000	Pataskala Public Library	5.2500	12/01/52	252,938
200,000	Washington Metropolitan Area Transit Authority	5.2500	07/15/53	209,870
				563,917
	CHARTER SCHOOLS — 2.6%
250,000	Colorado Educational & Cultural Facilities	5.2500	12/01/52	246,423

	CITY — 4.0%
125,000	City of Chicago IL	5.5000	01/01/43	126,509
390,000	City of Frisco TX	2.0000	02/15/40	246,609
				373,118
	COMBINED UTILITIES — 1.7%
150,000	South Carolina Public Service Authority	5.7500	12/01/52	158,664

	CONTINUING CARE RETIREMENT CENTER — 12.9%
10,000	Illinois Finance Authority	4.0000	05/15/35	7,885
50,000	Illinois Finance Authority	5.0000	05/15/56	36,336
200,000	Illinois Finance Authority	6.7500	05/15/58	196,047
200,000	Iowa Finance Authority	4.0000	05/15/53	119,257
100,000	Massachusetts Development Finance Agency	5.0000	07/01/56	73,226
100,000	New Hampshire Business Finance Authority	5.0000	07/01/56	72,255
250,000	New Hope Cultural Education Facilities Finance	6.8750	10/01/57	215,239

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 81.4% (Continued)
	CONTINUING CARE RETIREMENT CENTER — 12.9% (Continued)
25,000	Palm Beach County Health Facilities Authority	5.0000	05/15/47	$18,615
25,000	South Carolina Jobs-Economic Development Authority	5.0000	11/15/54	20,045
100,000	Tarrant County Cultural Education Facilities	5.0000	11/15/37	93,580
50,000	Tempe Industrial Development Authority	6.1250	10/01/47	28,817
290,000	Washington State Housing Finance Commission	5.0000	07/01/48	276,524
80,000	Wisconsin Health & Educational Facilities	4.0000	07/01/48	58,113
				1,215,939
	ECONOMY & INDUSTRY DEVELOPMENT — 3.1%
425,000	New York Liberty Development Corporation	2.8750	11/15/46	286,626

	ELECTRICITY AND PUBLIC POWER — 1.1%
100,000	Puerto Rico Electric Power Authority	5.2500	07/01/32	98,656

	HIGHER EDUCATION — 5.5%
200,000	Michigan Finance Authority	4.0000	02/01/42	151,049
100,000	Michigan Finance Authority	5.0000	05/01/46	78,031
300,000	Ohio Higher Educational Facility Commission	6.0000	09/01/52	290,906
				519,986
	HOSPITALS — 15.6%
450,000	Colorado Health Facilities Authority	3.2500	08/01/49	302,509
680,000	Connecticut State Health & Educational Facilities	3.0000	07/01/39	523,544
100,000	Health & Educational Facilities Authority of the	5.5000	12/01/48	105,276
100,000	Maine Health & Higher Educational Facilities	5.1250	07/01/52	98,673
125,000	Michigan Finance Authority	4.0000	12/01/47	107,649
150,000	Pennsylvania Economic Development Financing	4.0000	05/15/53	122,888
250,000	South Broward Hospital District	2.3750	05/01/45	149,600
25,000	Washington Township Health Care District	5.7500	07/01/48	25,252
25,000	Washington Township Health Care District	5.7500	07/01/53	25,189
				1,460,580
	MISCELLANEOUS TAX — 3.9%
250,000	Ernest N Morial New Orleans Exhibition Hall	5.5000	07/15/53	260,217
100,000	Louisiana Stadium & Exposition District	5.2500	07/01/53	102,257
				362,474

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	MUNICIPAL BONDS — 81.4% (Continued)
	PRIMARY AND SECONDARY EDUCATION — 1.1%
100,000	Chicago Board of Education Dedicated Capital	5.7500	04/01/48	$104,843

	SALES TAX — 1.1%
110,000	Sales Tax Securitization Corporation	4.0000	01/01/42	99,141

	SCHOOL DISTRICT — 3.9%
200,000	Arlington Independent School District	4.0000	02/15/48	176,865
180,000	Pontiac School District	5.2500	05/01/48	185,418
				362,283
	STATE — 1.1%
1,077	Commonwealth of Puerto Rico	5.6250	07/01/27	1,106
1,059	Commonwealth of Puerto Rico	5.6250	07/01/29	1,096
1,029	Commonwealth of Puerto Rico	5.7500	07/01/31	1,077
1,064	Commonwealth of Puerto Rico	4.0000	07/01/46	824
100,000	State of Illinois	5.5000	05/01/47	103,811
				107,914
	STUDENT HOUSING — 0.9%
100,000	Hastings Campus Housing Finance Authority	5.0000	07/01/45	85,342

	TAX BACKED DISTRICT — 3.0%
250,000	Tarrant County Hospital District	5.2500	08/15/48	258,940
25,000	Washington Township Health Care District	5.5000	08/01/53	26,874
				285,814
	TOBACCO — 2.7%
250,000	Buckeye Tobacco Settlement Financing Authority	5.0000	06/01/55	215,668
55,000	New York Counties Tobacco Trust VI	3.7500	06/01/45	41,358
				257,026
	WATER AND SEWER — 2.8%
250,000	City of Philadelphia PA Water & Wastewater Revenue	5.5000	09/01/53	264,962

	TOTAL MUNICIPAL BONDS (Cost $8,465,102)			7,642,030

See accompanying notes to consolidated financial statements.

ALPHACENTRIC SWBC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
141,017	First American Treasury Obligations Fund, Class X, 5.26% (Cost $141,017)(a)	$141,017

	TOTAL INVESTMENTS - 93.1% (Cost $9,560,758)	$8,738,897
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%	649,756
	NET ASSETS - 100.0%	$9,388,653

OPEN FUTURES CONTRACTS

Number of				Value and Unrealized
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Appreciation
26	CBOT 10 Year US Treasury Note	12/19/2023	$2,809,625	$48,282
	TOTAL OPEN FUTURES CONTRACTS			$48,282

CREDIT DEFAULT SWAPS

									Upfront
			Fixed	Implied	Frequency				Premiums
		Buy/Sell	Rate	Credit	of	Expiration	Notional		Paid/	Unrealized
Counterparty	Index	Protection	Received	Spread	Payments	Date	Amount	Value	(Received)	Depreciation
SOC	Markit CDX North America High Yield Index	Sell	5.00%	479.81%	Quarterly	12/20/2028	$1,441,500	$13,437	$14,104	$(667)
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	73.72%	Quarterly	12/20/2028	1,441,500	17,579	20,740	(3,161)
Net Unrealized Depreciation on Swap Contracts									$34,844	$(3,828)

ETF	- Exchange -Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

SOC	- Societe Generale

(a)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 37.8%
	ASSET MANAGEMENT - 0.2%
7,744	Star Holdings(a)	$96,955

	MORTGAGE FINANCE - 3.6%
181,492	Dynex Capital, Inc. (h)	2,167,014

	MORTGAGE REITS - 23.6%
208,879	AG Mortgage Investment Trust, Inc. (h)	1,159,278
84,646	AGNC Investment Corporation (h)	799,058
239,271	Ellington Financial, Inc. (h)	2,983,710
202,725	MFA Financial, Inc. (h)	1,948,188
200,963	New York Mortgage Trust, Inc. (h)	1,706,176
146,593	Redwood Trust, Inc. (h)	1,045,208
507,277	Rithm Capital Corporation (h)	4,712,604
		14,354,222
	MULTI ASSET CLASS REIT - 0.3%
11,972	Safehold, Inc. (h)	213,102

	RESIDENTIAL REIT - 2.1%
20,611	Equity LifeStyle Properties, Inc. (h)	1,313,126

	SPECIALTY FINANCE - 8.0%
42,367	Enact Holdings, Inc.	1,153,653
79,379	MGIC Investment Corporation	1,324,836
31,290	Mr Cooper Group, Inc.(a)	1,675,892
28,195	Ocwen Financial Corporation(a)	729,687
		4,884,068

	TOTAL COMMON STOCKS (Cost $25,482,471)	23,028,487

See accompanying notes to consolidated financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	PREFERRED STOCKS — 11.8%
	MORTGAGE REITS — 11.8%
19,450	AG Mortgage Investment Trust, Inc. - Series C (d) (h)	$378,886
59,964	AGNC Investment Corporation - Series F (d) (h)	1,297,022
10,000	Arbor Realty Trust, Inc. - Series E (h)	172,400
20,000	Arbor Realty Trust, Inc. - Series D (h)	355,800
63,126	Arbor Realty Trust, Inc. - Series F (d) (h)	1,164,675
28,308	Chimera Investment Corporation - Series B (d) (h)	601,545
7,881	Chimera Investment Corporation - Series C (d) (h)	142,173
2,252	Chimera Investment Corporation - Series D (d) (h)	46,999
36,754	Granite Point Mortgage Trust, Inc. - Series A (d) (h)	624,818
22,753	KKR Real Estate Finance Trust, Inc. - Series A (h)	370,874
11,272	MFA Financial, Inc. - Series C (d) (h)	214,844
22,500	New York Mortgage Trust, Inc. - Series F (d) (h)	416,250
37,930	Rithm Capital Corporation - Series D (d) (h)	776,427
9,000	Two Harbors Investment Corporation - Series A (d) (h)	190,170
20,472	Two Harbors Investment Corporation - Series C (d) (h)	430,526
	TOTAL PREFERRED STOCKS (Cost $8,841,557)	7,183,409

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.0%
	CLO — 0.7%
300,000	Arbor Realty Commercial Real Estate Notes 2022-FL2 Series FL2 E(b),(c)	TSFR1M + 5.000%	10.3320	05/15/37	290,112
28,770	TRTX 2019-FL3 Issuer Ltd. Series FL3 B(b),(c)	TSFR1M + 1.864%	7.1970	10/15/34	28,583
100,000	TRTX 2021-FL4 Issuer Ltd. Series FL4 AS(b),(c)	TSFR1M + 1.514%	6.8470	03/15/38	97,365
					416,060
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
44,102	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 1A1(d)		4.6110	03/25/37	36,986
17,799	Alternative Loan Trust 2003-J2 Series 2003-J2 B2		6.0000	10/25/33	—	(i)
515,557	Alternative Loan Trust 2005-11CB Series 2005-11CB 3A2(c)	US0001M + 0.500%	5.5000	06/25/35	365,058
235,585	Alternative Loan Trust 2005-J6 Series 2005-J6 1A5(c)	US0001M + 0.500%	5.5000	07/25/35	186,229
466,240	Impac CMB Trust Series 2005-2 Series 2005-2 1M2(c)	US0001M + 0.735%	6.1690	04/25/35	422,343
226,780	Washington Mutual Mortgage Pass-Through Series 2007-HY1 A2A(c)	US0001M + 0.160%	5.5940	02/25/37	170,695
					1,181,311
	HOME EQUITY — 0.3%
201,119	Terwin Mortgage Trust 2004-7HE Series 7HE A3(b),(c)	US0001M + 1.400%	6.8340	07/25/34	187,437

See accompanying notes to consolidated financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.0% (Continued)
	NON AGENCY CMBS — 2.6%
175,000	Citigroup Commercial Mortgage Trust 2016-C3 Series C3 C(d)		4.1990	11/15/49	$134,342
100,000	COMM 2013-CCRE6 Mortgage Trust Series 2013-CR6 F(b),(d)		3.9880	03/10/46	42,666
265,000	COMM 2014-CR14 Mortgage Trust Series CR14 AM(d)		4.5260	02/10/47	254,187
10,000	COMM 2015-DC1 Mortgage Trust Series 2015-DC1 C(d)		4.4380	02/10/48	8,327
81,000	COMM 2015-LC19 Mortgage Trust Series 2015-LC19 D(b)		2.8670	02/10/48	65,640
33,371	CSAIL 2016-C5 Commercial Mortgage Trust Series 2016-C5 C(d)		4.7980	11/15/48	30,039
100,000	CSAIL 2016-C6 Commercial Mortgage Trust Series C6 B(d)		3.9240	01/15/49	84,154
2,949,541	GS Mortgage Securities Trust 2014-GC26 Series GC26 XA(d),(e)		1.0600	11/10/47	20,421
45,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C30 B(d)		4.3700	07/15/48	37,956
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(d)		4.2730	10/15/48	9,096
15,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(d)		5.0740	10/15/46	14,298
17,233	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 C(d)		4.4680	05/15/48	14,684
1,901,869	SG Commercial Mortgage Securities Trust 2016-C5 Series C5 XA(d),(e)		2.0210	10/10/48	65,730
220,000	UBS Commercial Mortgage Trust 2018-C13 Series C13 B(d)		4.7860	10/15/51	185,948
75,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 Series LC16 B		4.3220	08/15/50	57,923
25,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 B(d)		4.1390	02/15/48	21,697
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1 Series 2015-NXS1 D(d)		4.2780	05/15/48	62,511
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6 Series 2016-NXS6 B		3.8110	11/15/49	87,474
270,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 B(d)		4.3520	08/15/46	226,392
160,000	WFRBS Commercial Mortgage Trust 2013-C15 Series 2013-C15 C(d)		4.3520	08/15/46	120,479
15,000	WFRBS Commercial Mortgage Trust 2014-C24 Series 2014-C24 B(d)		4.2040	11/15/47	12,902
					1,556,866
	RESIDENTIAL MORTGAGE — 0.5%
146,586	Credit-Based Asset Servicing and Securitization, Series 2003-CB2 M2(f)		6.0450	08/25/32	67,849
494,886	Ellington Loan Acquisition Trust 2007-2 Series 2007-2 M2B(b),(c)	US0001M + 1.700%	7.1340	05/25/37	268,815
					336,664
	TOTAL ASSET BACKED SECURITIES (Cost $4,069,644)				3,678,338

See accompanying notes to consolidated financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
	CMBS — 1.7%
1,221,366	Fannie Mae-Aces Series 2014-M8 X2(d),(e) (j)	0.3950	06/25/24	$2,199
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K126 X3(d),(e)	2.7200	01/25/49	144,676
310,643	Government National Mortgage Association Series 2015-108 IO(d),(e)	0.3370	10/16/56	5,907
162,162	Government National Mortgage Association Series 2017-106 IO(d),(e)	0.6900	12/16/56	5,282
902,517	Government National Mortgage Association Series 2018-17 MI(d),(e)	0.4300	11/01/57	25,667
1,942,542	Government National Mortgage Association(d),(e)	0.7270	03/16/58	59,997
4,732,465	Government National Mortgage Association Series 2017-171 IO(d),(e)	0.6530	09/16/59	168,843
2,458,872	Government National Mortgage Association Series 110 IO(d),(e)	0.6040	01/16/60	107,421
6,186,041	Government National Mortgage Association Series 161 IB(d),(e)	0.5220	08/16/60	240,442
1,263,432	Government National Mortgage Association Series 2019-81 IO(d),(e)	0.8830	02/16/61	68,239
3,696,598	Government National Mortgage Association Series 34 IO(d),(e)	0.7230	03/16/61	181,470
286,477	Government National Mortgage Association Series 2019-105 IO(d),(e)	0.7220	08/16/61	16,427
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,404,403)			1,026,570

	CONVERTIBLE BONDS — 15.8%
	ASSET MANAGEMENT — 3.5%
2,284,000	RWT Holdings, Inc.	5.7500	10/01/25	2,124,943

	MORTGAGE REITS — 2.4%
315,000	MFA Financial, Inc. (h)	6.2500	06/15/24	315,786
1,190,000	Redwood Trust, Inc. (h)	5.6250	07/15/24	1,178,104
				1,493,890
	SPECIALTY FINANCE — 9.9%
200,000	Granite Point Mortgage Trust, Inc.	6.3750	10/01/23	203,005
1,965,000	PennyMac Corporation	5.5000	11/01/24	1,923,244
500,000	Redwood Trust, Inc.	7.7500	06/15/27	449,688
3,205,000	Two Harbors Investment Corporation	6.2500	01/15/26	2,964,624
500,000	Western Asset Mortgage Capital Corporation	6.7500	09/15/24	481,402
				6,021,963
	TOTAL CONVERTIBLE BONDS (Cost $9,415,192)			9,640,796

See accompanying notes to consolidated financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.2%
	SPECIALTY FINANCE — 4.2%
250,000	Nationstar Mortgage Holdings, Inc.(b)	5.5000	08/15/28	$220,796
989,000	New Residential Investment Corporation(b)	6.2500	10/15/25	939,530
1,559,000	PHH Mortgage Corporation(b)	7.8750	03/15/26	1,389,646
	TOTAL CORPORATE BONDS (Cost $2,628,515)			2,549,972

	U.S. GOVERNMENT & AGENCIES — 2.4%
	AGENCY FIXED RATE — 1.0%
821,239	Fannie Mae Pool BQ4516	2.0000	02/01/51	628,954

	AGENCY MBS OTHER — 1.4%
398,152	Ginnie Mae II Pool MA8867	5.5000	05/20/53	382,307
420,000	Ginnie Mae II Pool MA9007	6.5000	07/20/53	420,326
				802,633
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,509,754)			1,431,587

See accompanying notes to consolidated financial statements.

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 18.3%
	MONEY MARKET FUND - 18.3%
11,122,969	First American Treasury Obligations Fund, Class X, 5.26% (Cost $11,122,969)(g)	$11,122,969

	TOTAL INVESTMENTS - 98.0% (Cost $64,474,505)	$59,662,128
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	1,241,394
	NET ASSETS - 100.0%	$60,903,522

LTD	- Limited Company

REIT	- Real Estate Investment Trust

H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

TSFR1M	- TSFR1M

US0001M	- ICE LIBOR USD 1 Month

US0003M	- ICE LIBOR USD 3 Month

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is $3,530,590 or 5.8% of net assets.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Variable rate security; the rate shown represents the rate on September 30, 2023.

(e)	Interest only securities.

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2023.

(g)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(h)	REIT – Real Estate Investment Trust.

(i)	Less than $1.

(j)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of September 30, 2023.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

							AlphaCentric
	AlphaCentric Income		AlphaCentric Premium		AlphaCentric Robotics		Symmetry Strategy
	Opportunities Fund		Opportunity Fund		and Automation Fund		Fund (Consolidated)
ASSETS
Investment securities:
Investments, at cost	$349,256,374		$65,938,780		$33,909,493		$41,440,671
Investments, at value (including collateral for loaned securities $0, $0, $5,281,362, $0)	$446,923,503		$65,646,640		$32,520,047		$41,607,079
Cash & Cash Equivalents	171		—		—		—
Deposit with brokers for futures and swaps	—		18,636,605		—		2,200,739
Foreign currency (Cost $0, $0, $0, $4,326)	—		—		—		9,968
Receivable for securities sold	—		—		134,524		384,053
Receivable for Fund shares sold	40,908		51,627		23,184		34,917
Dividends and interest receivable	845,241		87,521		83,413		60,118
Upfront payment on swap	—		—		—		11,244
Unrealized appreciation on open futures contracts	—		—		—		1,864,425
Prepaid expenses and other assets	19,550		34,863		13,991		40,481
TOTAL ASSETS	447,829,373		84,457,256		32,775,159		46,213,024

LIABILITIES
Options Written (Proceeds $2,720,000)	—		2,582,000		—		—
Payable upon return of line of credit	13,077,000		—		—		—
Payable for investments purchased	—		—		194,618		397,164
Unrealized depreciation on swap contracts	—		—		—		1,938
Payable upon return of securities loaned	—		—		5,281,362		—
Unrealized depreciation on open futures contracts	—		1,435,597		—		395,467
Payable for Fund shares repurchased	302,136		62,779		1,017		—
Management fees payable	403,253		106,502		16,900		38,359
Distribution (12b-1) fees payable	14,022		—		—		787
Payable to related parties	23,788		13,490		627		1,746
Administration fees payable	80,828		4,022		3,851		5,359
Accrued expenses and other liabilities	202,217		45,941		15,948		12,356
TOTAL LIABILITIES	14,103,244		4,250,331		5,514,323		853,176
NET ASSETS	$433,726,129		$80,206,925		$27,260,836		$45,359,848

Composition of Net Assets:
Paid in capital	$722,202,240		$89,573,266		$32,807,723		$46,411,287
Accumulated loss	(288,476,111)		(9,366,341)		(5,546,887)		(1,051,439)
NET ASSETS	$433,726,129		$80,206,925		$27,260,836		$45,359,848

Net Asset Value Per Share:
Class A Shares (IOFAX, HMXAX, GNXAX, SYMAX):
Net Assets	$42,461,421		$7,111,855		$3,125,958		$264,334
Shares of beneficial interest outstanding (a)	5,260,604		288,531		301,276		22,230
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.07		$24.65		$10.38	(d)	$11.89

Maximum offering price per share	$8.47	(c)	$26.15	(b)	$11.01	(b)	$12.62	(b)

Class C Shares (IOFCX, HMXCX, GNXCX, SYMCX):
Net Assets	$33,665,007		$1,826,191		$545,724		$911,725
Shares of beneficial interest outstanding (a)	4,188,828		77,732		55,382		78,272
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$8.04		$23.49		$9.85		$11.65

Class I Shares (IOFIX, HMXIX, GNXIX, SYMIX):
Net Assets	$357,599,701		$71,268,879		$23,589,154		$44,183,789
Shares of beneficial interest outstanding (a)	44,253,158		2,821,221		2,233,217		3,710,106
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$8.08		$25.26		$10.56		$11.91

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

(d)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on September 29, 2023 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
September 30, 2023

			AlphaCentric SWBC
	AlphaCentric LifeSci		Municipal Opportunities		AlphaCentric Strategic
	Healthcare Fund		Fund		Income Fund
ASSETS
Investment securities:
Investments, at cost	$112,565,876		$9,560,758		$64,474,505
Investments, at value	$103,230,939		$8,738,897		$59,662,128
Foreign currency (Cost $35,207, $0, $0)	34,854		—		—
Deposit with brokers for futures and swaps	—		595,555		—
Upfront payment on swap	—		34,844		—
Receivable for securities sold	461,481		913,193		—
Receivable for Fund shares sold	155,462		4,917		540,361
Dividends and interest receivable	60,255		117,400		720,167
Amount due from Manager	—		2,615		—
Unrealized appreciation on open futures contracts	—		48,282		—
Prepaid expenses and other assets	58,544		14,472		40,149
TOTAL ASSETS	104,001,535		10,470,175		60,962,805

LIABILITIES
Payable for investments purchased	369,822		1,058,333		—
Unrealized depreciation on swap contracts	—		3,828		—
Payable for Fund shares repurchased	105,153		—		—
Management fees payable	88,635		—		49,902
Payable to related parties	2,209		43		2,624
Administration fees payable	6,187		2,305		5,485
Accrued expenses and other liabilities	7,849		17,013		1,272
TOTAL LIABILITIES	579,855		1,081,522		59,283
NET ASSETS	$103,421,680		$9,388,653		$60,903,522

Composition of Net Assets:
Paid in capital	$112,933,151		$12,247,957		$65,285,763
Accumulated loss	(9,511,471)		(2,859,304)		(4,382,241)
NET ASSETS	$103,421,680		$9,388,653		$60,903,522

Net Asset Value Per Share:
Class A Shares (LYFAX,MUNAX,SIIAX):
Net Assets	$7,155,858		$2,020,728		$863,975
Shares of beneficial interest outstanding (a)	561,587		254,767		55,883
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$12.74		$7.93		$15.46

Maximum offering price per share	$13.52	(b)	$8.33	(c)	$16.23	(c)

Class C Shares (LYFCX,MUNCX,SIICX):
Net Assets	$1,196,911		$413,340		$1,404,363
Shares of beneficial interest outstanding (a)	95,526		52,079		91,029
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$12.53		$7.94		$15.43

Class I Shares (LYFIX,MUNIX, SIIIX):
Net Assets	$95,068,911		$6,954,585		$58,635,184
Shares of beneficial interest outstanding (a)	7,412,889		876,824		3,784,935
Net asset value (Net Assets ÷ Shares Outstanding) offering price and redemption price per share	$12.82	(d)	$7.93		$15.49

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Net asset value plus maximum sales charge of 5.75%

(c)	Net asset value plus maximum sales charge of 4.75%

(d)	The Net Asset Value (“NAV”) shown above differs from the traded NAV on September 29, 2023 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2023

		AlphaCentric		AlphaCentric
		Premium	AlphaCentric	Symmetry Strategy
	AlphaCentric Income	Opportunity	Robotics and	Fund
	Opportunities Fund	Fund	Automation Fund	(Consolidated)
INVESTMENT INCOME
Dividends (ARAF and ASSF: Net of tax witholding of $14,247 and $966, respectively)	$—	$—	$92,160	$447,843
Interest	16,653,151	1,630,808	21,941	360,238
Securities lending income	—	—	140,714	—
TOTAL INVESTMENT INCOME	16,653,151	1,630,808	254,815	808,081

EXPENSES
Investment advisory fees	3,430,890	764,477	193,768	317,452
Distribution (12b-1) fees:
Class A	54,696	9,454	4,400	693
Class C	202,707	9,392	3,315	4,670
Line of credit fees	562,116	—	93	—
Shareholder servicing fees	261,226	68,804	17,613	7,685
Financial administration/fund accounting fees	241,591	37,202	17,841	29,622
Legal fees	123,664	7,348	10,337	11,468
Legal administration/management services fees	118,301	20,090	6,183	10,549
Printing and postage expenses	99,727	7,535	10,120	1,935
Registration fees	44,878	23,116	22,589	18,463
Custodian fees	17,645	3,302	7,360	10,835
Audit fees	15,757	7,069	8,323	9,181
Insurance expense	12,352	1,612	551	900
Compliance officer fees	12,231	4,757	6,667	5,116
Trustees fees and expenses	7,530	7,517	7,559	7,425
Interest expense	—	298	—	—
Other expenses	1,606	1,270	1,257	1,436
TOTAL EXPENSES	5,206,917	973,243	317,976	437,430
Less: Fees waived by the Adviser	(352,033)	(85,264)	(93,327)	(56,070)
NET EXPENSES	4,854,884	887,979	224,649	381,360

NET INVESTMENT INCOME	11,798,267	742,829	30,166	426,721

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	4,131,415	1,949,654	(1,509,765)	385,419
Foreign Currencies Translation	—	(20)	(28,470)	6,024
Futures Contracts	—	7,050,910	—	438,085
Options Written	—	(3,066,079)	—	—
Swap Contracts	—	—	—	19,753
	4,131,415	5,934,465	(1,538,235)	849,281
Net change in unrealized appreciation (depreciation) on:
Investments	(33,355,168)	(563,272)	(1,692,470)	(212,144)
Foreign Currencies Translation	—	—	(1,054)	2,562
Futures Contracts	—	(3,469,715)	—	1,392,319
Options Written	—	123,155	—	—
Swap Contracts	—	—	—	(5,524)
	(33,355,168)	(3,909,832)	(1,693,524)	1,177,213

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(29,223,753)	2,024,633	(3,231,759)	2,026,494

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,425,486)	$2,767,462	$(3,201,593)	$2,453,215

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended September 30, 2023

		AlphaCentric
	AlphaCentric	SWBC Municipal	AlphaCentric
	LifeSci Healthcare	Opportunities	Strategic Income
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (ALHF : Net of tax withholding of $4,210)	$160,917	$44,351	$1,454,662
Interest	175,270	206,644	770,215
TOTAL INVESTMENT INCOME	336,187	250,995	2,224,877

EXPENSES
Investment advisory fees	613,008	48,363	414,867
Distribution (12b-1) fees:
Class A	7,004	2,618	885
Class C	4,593	2,153	6,313
Financial administration/fund accounting fees	41,233	16,610	34,579
Shareholder servicing fees	27,656	4,686	15,526
Registration fees	22,589	8,532	21,121
Legal administration/management services fees	22,187	1,513	11,063
Legal fees	8,071	9,046	9,160
Audit fees	7,568	8,494	6,771
Trustees fees and expenses	7,423	7,567	7,451
Compliance officer fees	7,222	7,503	5,386
Custodian fees	5,893	2,104	2,164
Printing and postage expenses	3,191	358	7,580
Insurance expense	1,049	150	799
Line of Credit fees	—	34	120
Other expenses	1,259	1,257	1,257
TOTAL EXPENSES	779,946	120,988	545,042
Less: Fees waived/reimbursed by the Adviser	(80,829)	(55,741)	(125,103)
NET EXPENSES	699,117	65,247	419,939

NET INVESTMENT INCOME (LOSS)	(362,930)	185,748	1,804,938

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	2,284,807	(387,125)	555,213
Futures Contracts	—	42,145	—
Swap Contracts	—	62,051	—
	2,284,807	(282,929)	555,213
Net change in unrealized appreciation (depreciation) on:
Investments	(6,720,237)	(372,959)	1,472,473
Foreign Currency Translation	85	—	—
Futures Contracts	—	122,816	—
Swap Contracts	—	(13,462)	—
	(6,720,152)	(263,605)	1,472,473

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(4,435,345)	(546,534)	2,027,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,798,275)	$(360,786)	$3,832,624

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
FROM OPERATIONS
Net investment income	$11,798,267	$27,891,169
Net realized gain from investments	4,131,415	157,063,493
Net change in unrealized depreciation on investments	(33,355,168)	(530,834,259)
Net decrease in net assets resulting from operations	(17,425,486)	(345,879,597)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A (IOFAX)	—	(2,390,279)
Class C (IOFCX)	—	(1,841,953)
Class I (IOFIX)	—	(34,902,633)
Total distributions paid:
Class A (IOFAX)	(1,481,414)	(1,022,781)
Class C (IOFCX)	(1,198,685)	(936,282)
Class I (IOFIX)	(15,153,392)	(13,874,753)
Total distributions to shareholders	(17,833,491)	(54,968,681)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (IOFAX)	4,998,587	12,270,446
Class C (IOFCX)	335,343	1,725,448
Class I (IOFIX)	27,141,461	239,909,400
Net asset value of shares issued in reinvestment of distributions:
Class A (IOFAX)	1,356,436	3,104,924
Class C (IOFCX)	1,112,831	2,612,328
Class I (IOFIX)	12,597,777	39,393,370
Payments for shares repurchased:
Class A (IOFAX)	(5,283,661)	(91,588,892)
Class C (IOFCX)	(11,152,231)	(38,281,062)
Class I (IOFIX)	(181,543,218)	(1,585,150,298)
Net decrease in net assets from shares of beneficial interest	(150,436,675)	(1,416,004,336)

TOTAL DECREASE IN NET ASSETS	(185,695,652)	(1,816,852,614)

NET ASSETS
Beginning of Period	619,421,781	2,436,274,395
End of Period	$433,726,129	$619,421,781

SHARE ACTIVITY
Class A (IOFAX):
Shares Sold	587,226	1,280,165
Shares Reinvested	160,529	325,343
Shares Repurchased	(619,347)	(9,208,368)
Net increase (decrease) in shares of beneficial interest outstanding	128,408	(7,602,860)

Class C (IOFCX):
Shares Sold	39,211	179,313
Shares Reinvested	131,934	277,465
Shares Repurchased	(1,312,237)	(3,944,135)
Net decrease in shares of beneficial interest outstanding	(1,141,092)	(3,487,357)

Class I (IOFIX):
Shares Sold	3,150,868	24,341,874
Shares Reinvested	1,485,770	4,115,225
Shares Repurchased	(21,218,355)	(158,104,387)
Net decrease in shares of beneficial interest outstanding	(16,581,717)	(129,647,288)

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
FROM OPERATIONS
Net investment income/(loss)	$742,829	$(409,250)
Net realized gain (loss) from investments, future contracts and options written	5,934,465	(8,399,119)
Net change in unrealized depreciation on investments, future contracts and options written	(3,909,832)	(619,745)
Net increase (decrease) in net assets resulting from operations	2,767,462	(9,428,114)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (HMXAX)	509,321	3,030,670
Class C (HMXCX)	225,240	325,945
Class I (HMXIX)	9,462,651	33,030,617
Payments for shares repurchased:
Class A (HMXAX)	(1,075,177)	(1,490,953)
Class C (HMXCX)	(226,213)	(1,979,796)
Class I (HMXIX)	(20,669,392)	(111,799,837)
Net decrease in net assets from shares of beneficial interest	(11,773,570)	(78,883,354)

TOTAL DECREASE IN NET ASSETS	(9,006,108)	(88,311,468)

NET ASSETS
Beginning of Period	89,213,033	177,524,501
End of Period	$80,206,925	$89,213,033

SHARE ACTIVITY
Class A (HMXAX):
Shares Sold	20,583	128,113
Shares Repurchased	(42,595)	(63,622)
Net increase (decrease) in shares of beneficial interest outstanding	(22,012)	64,491

Class C (HMXCX):
Shares Sold	9,668	14,329
Shares Repurchased	(9,591)	(87,342)
Net increase (decrease) in shares of beneficial interest outstanding	77	(73,013)

Class I (HMXIX):
Shares Sold	374,104	1,356,731
Shares Repurchased	(809,119)	(4,632,238)
Net decrease in shares of beneficial interest outstanding	(435,015)	(3,275,507)

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
FROM OPERATIONS
Net investment income (loss)	$30,166	$(7,745)
Net realized loss from investments and foreign currencies translation	(1,538,235)	(2,542,486)
Net change in unrealized depreciation on investments and foreign currencies translation	(1,693,524)	(2,469,105)
Net decrease in net assets resulting from operations	(3,201,593)	(5,019,336)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (GNXAX)	—	(190,967)
Class C (GNXCX)	—	(39,354)
Class I (GNXIX)	—	(1,308,689)
Total distributions to shareholders	—	(1,539,010)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (GNXAX)	194,562	228,324
Class C (GNXCX)	19,260	590,745
Class I (GNXIX)	3,793,417	9,730,408
Net asset value of shares issued in reinvestment of distributions:
Class A (GNXAX)	—	175,548
Class C (GNXCX)	—	37,983
Class I (GNXIX)	—	1,021,076
Payments for shares repurchased:
Class A (GNXAX)	(430,291)	(1,535,007)
Class C (GNXCX)	(76,522)	(986,251)
Class I (GNXIX)	(4,750,991)	(10,391,213)
Net decrease in net assets from shares of beneficial interest	(1,250,565)	(1,128,387)

TOTAL DECREASE IN NET ASSETS	(4,452,158)	(7,686,733)

NET ASSETS
Beginning of Period	31,712,994	39,399,727
End of Period	$27,260,836	$31,712,994

SHARE ACTIVITY
Class A (GNXAX):
Shares Sold	17,083	19,516
Shares Reinvested	—	15,858
Shares Repurchased	(36,881)	(132,789)
Net decrease in shares of beneficial interest outstanding	(19,798)	(97,415)

Class C (GNXCX):
Shares Sold	1,893	58,395
Shares Reinvested	—	3,593
Shares Repurchased	(7,535)	(94,397)
Net decrease in shares of beneficial interest outstanding	(5,642)	(32,409)

Class I (GNXIX):
Shares Sold	318,786	818,422
Shares Reinvested	—	90,843
Shares Repurchased	(398,458)	(874,531)
Net increase (decrease) in shares of beneficial interest outstanding	(79,672)	34,734

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
FROM OPERATIONS
Net investment income	$426,721	$326,189
Net realized gain (loss) from investments, foreign currencies translation, futures contracts and swap contracts	849,281	(547,755)
Net change in unrealized appreciation (depreciation) on investments, foreign currencies translation, futures contracts and swap contracts	1,177,213	(1,687,778)
Net increase (decrease) in net assets resulting from operations	2,453,215	(1,909,344)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (SYMAX)	—	(50,614)
Class C (SYMCX)	—	(71,984)
Class I (SYMIX)	—	(4,629,201)
Total distributions to shareholders	—	(4,751,799)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SYMAX)	4,752	872,238
Class C (SYMCX)	9,460	1,117,443
Class I (SYMIX)	2,173,221	25,514,484
Net asset value of shares issued in reinvestment of distributions:
Class A (SYMAX)	—	35,927
Class C (SYMCX)	—	71,886
Class I (SYMIX)	—	4,172,379
Payments for shares repurchased:
Class A (SYMAX)	(627,118)	(191,747)
Class C (SYMCX)	(96,653)	(137,756)
Class I (SYMIX)	(9,330,254)	(9,138,073)
Net increase (decrease) in net assets from shares of beneficial interest	(7,866,592)	22,316,781

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,413,377)	15,655,638

NET ASSETS
Beginning of Period	50,773,225	35,117,587
End of Period	$45,359,848	$50,773,225

SHARE ACTIVITY
Class A (SYMAX):
Shares Sold	408	71,906
Shares Reinvested	—	3,116
Shares Repurchased	(54,104)	(15,632)
Net increase (decrease) in shares of beneficial interest outstanding	(53,696)	59,390

Class C (SYMCX):
Shares Sold	826	90,532
Shares Reinvested	—	6,328
Shares Repurchased	(8,398)	(11,738)
Net increase (decrease) in shares of beneficial interest outstanding	(7,572)	85,122

Class I (SYMIX):
Shares Sold	187,439	2,018,139
Shares Reinvested	—	361,872
Shares Repurchased	(808,461)	(785,934)
Net increase (decrease) in shares of beneficial interest outstanding	(621,022)	1,594,077

See accompanying notes to consolidated financial statements.

AlphaCentric LifeSci Healthcare Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
FROM OPERATIONS
Net investment loss	$(362,930)	$(230,930)
Net realized gain from investments	2,284,807	596,506
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(6,720,152)	857,030
Net increase (decrease) in net assets resulting from operations	(4,798,275)	1,222,606

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (LYFAX)	—	(84,977)
Class C (LYFCX)	—	(15,109)
Class I (LYFIX)	—	(2,098,747)
Total distributions to shareholders	—	(2,198,833)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (LYFAX)	4,680,612	3,088,160
Class C (LYFCX)	625,512	496,202
Class I (LYFIX)	43,035,200	57,979,380
Net asset value of shares issued in reinvestment of distributions:
Class A (LYFAX)	—	69,852
Class C (LYFCX)	—	14,303
Class I (LYFIX)	—	1,722,708
Payments for shares repurchased:
Class A (LYFAX)	(926,011)	(1,071,666)
Class C (LYFCX)	(81,263)	(89,040)
Class I (LYFIX)	(18,629,944)	(13,317,881)
Net increase in net assets from shares of beneficial interest	28,704,106	48,892,018

TOTAL INCREASE IN NET ASSETS	23,905,831	47,915,791

NET ASSETS
Beginning of Period	79,515,849	31,600,058
End of Period	$103,421,680	$79,515,849

SHARE ACTIVITY
Class A (LYFAX):
Shares Sold	341,733	232,845
Shares Reinvested	—	5,802
Shares Repurchased	(67,411)	(87,030)
Net increase in shares of beneficial interest outstanding	274,322	151,617

Class C (LYFCX):
Shares Sold	47,030	37,659
Shares Reinvested	—	1,201
Shares Repurchased	(6,049)	(6,962)
Net increase in shares of beneficial interest outstanding	40,981	31,898

Class I (LYFIX):
Shares Sold	3,110,786	4,414,786
Shares Reinvested	—	142,373
Shares Repurchased	(1,360,866)	(1,091,546)
Net increase in shares of beneficial interest outstanding	1,749,920	3,465,613

See accompanying notes to consolidated financial statements.

AlphaCentric SWBC Municipal Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
FROM OPERATIONS
Net investment income	$185,748	$328,695
Net realized loss from investments, futures contracts and swaps contracts	(282,929)	(937,292)
Net change in unrealized depreciation on investments, futures contracts and swap contracts	(263,605)	(45,711)
Net decrease in net assets resulting from operations	(360,786)	(654,308)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A (MUNAX)	(47,528)	(69,968)
Class C (MUNCX)	(8,181)	(11,051)
Class I (MUNIX)	(171,357)	(243,659)
Total distributions to shareholders	(227,066)	(324,678)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (MUNAX)	4,765	86,527
Class I (MUNIX)	641,134	3,121,128
Net asset value of shares issued in reinvestment of distributions:
Class A (MUNAX)	43,667	64,095
Class C (MUNCX)	5,539	7,430
Class I (MUNIX)	145,772	172,181
Payments for shares repurchased:
Class A (MUNAX)	—	(60)
Class I (MUNIX)	(557,714)	(1,673,641)
Net increase in net assets from shares of beneficial interest	283,163	1,777,660

TOTAL INCREASE (DECREASE) IN NET ASSETS	(304,689)	798,674

NET ASSETS
Beginning of Period	9,693,342	8,894,668
End of Period	$9,388,653	$9,693,342

SHARE ACTIVITY
Class A (MUNAX):
Shares Sold	573	9,331
Shares Reinvested	5,295	7,502
Shares Repurchased	—	(7)
Net increase in shares of beneficial interest outstanding	5,868	16,826

Class C (MUNCX):
Shares Reinvested	672	869
Net increase in shares of beneficial interest outstanding	672	869

Class I (MUNIX):
Shares Sold	77,046	358,688
Shares Reinvested	17,666	20,157
Shares Repurchased	(66,822)	(198,175)
Net increase in shares of beneficial interest outstanding	27,890	180,670

See accompanying notes to consolidated financial statements.

AlphaCentric Strategic Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2023	Year Ended
	(Unaudited)	March 31, 2023
FROM OPERATIONS
Net investment income	$1,804,938	$1,765,914
Net realized gain from investments	555,213	409,394
Net change in unrealized appreciation (depreciation) on investments	1,472,473	(7,127,240)
Net increase (decrease) in net assets resulting from operations	3,832,624	(4,951,932)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A (SIIAX)	—	(4,931)
Class C (SIICX)	—	(11,890)
Class I (SIIIX)	—	(693,518)
Total distributions paid:
Class A (SIIAX)	(24,652)	(11,026)
Class C (SIICX)	(38,538)	(33,781)
Class I (SIIIX)	(1,866,821)	(2,130,505)
Total distributions to shareholders	(1,930,011)	(2,885,651)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A (SIIAX)	365,157	253,527
Class C (SIICX)	455,115	652,544
Class I (SIIIX)	17,473,441	17,696,460
Net asset value of shares issued in reinvestment of distributions:
Class A (SIIAX)	23,764	15,957
Class C (SIICX)	35,665	43,414
Class I (SIIIX)	1,258,520	1,861,561
Payments for shares repurchased:
Class A (SIIAX)	(9,144)	(12,039)
Class C (SIICX)	(110,737)	(164,451)
Class I (SIIIX)	(8,451,305)	(10,896,446)
Net increase in net assets from shares of beneficial interest	11,040,476	9,450,527

TOTAL INCREASE IN NET ASSETS	12,943,089	1,612,944

NET ASSETS
Beginning of Period	47,960,433	46,347,489
End of Period	$60,903,522	$47,960,433

SHARE ACTIVITY
Class A (SIIAX):
Shares Sold	23,544	17,251
Shares Reinvested	1,526	1,027
Shares Repurchased	(600)	(794)
Net increase in shares of beneficial interest outstanding	24,470	17,484

Class C (SIICX):
Shares Sold	29,775	42,263
Shares Reinvested	2,296	2,800
Shares Repurchased	(7,303)	(10,704)
Net increase in shares of beneficial interest outstanding	24,768	34,359

Class I (SIIIX):
Shares Sold	1,112,283	1,114,416
Shares Reinvested	80,715	119,010
Shares Repurchased	(532,759)	(683,237)
Net increase in shares of beneficial interest outstanding	660,239	550,189

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2023		March 31,		March 31,		March 31,		March 31,		March 31,
Class A (IOFAX)	(Unaudited)		2023		2022		2021		2020		2019
Net asset value, beginning of period	$8.68		$11.48		$11.50		$8.15		$12.28		$12.23

Activity from investment operations:
Net investment income (1)	0.18		0.22		0.13		0.19		0.46		0.56
Net realized and unrealized gain (loss) on investments	(0.51)		(2.52)		0.30		3.62		(4.02)		0.08
Total from investment operations	(0.33)		(2.30)		0.43		3.81		(3.56)		0.64

Less distributions from:
Net investment income	(0.28)		(0.19)		(0.26)		(0.21)		(0.48)		(0.57)
Return of capital	—		(0.31)		(0.19)		(0.25)		(0.09)		(0.02)
Total distributions	(0.28)		(0.50)		(0.45)		(0.46)		(0.57)		(0.59)

Net asset value, end of period	$8.07		$8.68		$11.48		$11.50		$8.15		$12.28
Total return (2)(5)	(3.80)%		(20.20)%		3.68%		47.64%		(30.45)%		5.31%
Net assets, at end of period (000s)	$42,461		$44,561		$146,192		$221,961		$152,646		$334,481

Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.13	% (12)	2.18	% (11)	1.95	% (10)	1.97	% (9)	1.93	% (8)	1.92	% (7)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.00	% (12)	1.90	% (11)	1.76	% (10)	1.75	% (9)	1.75	% (8)	1.75	% (7)
Ratio of net investment income to average net assets (4)(6)	4.28	% (12)	2.32	% (11)	1.09	% (10)	1.83	% (9)	3.67	% (8)	4.56	% (7)
Portfolio Turnover Rate (5)	6%		0%		14%		3%		54%		33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the adviser.

(8)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the adviser.

(9)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(10)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(12)	Includes 0.26% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2023		March 31,		March 31,		March 31,		March 31,		March 31,
Class C (IOFCX)	(Unaudited)		2023		2022		2021		2020		2019
Net asset value, beginning of period	$8.65		$11.43		$11.45		$8.12		$12.24		$12.20

Activity from investment operations:
Net investment income (1)	0.16		0.16		0.04		0.11		0.37		0.47
Net realized and unrealized gain (loss) on investments	(0.51)		(2.51)		0.30		3.61		(4.01)		0.07
Total from investment operations	(0.35)		(2.35)		0.34		3.72		(3.64)		0.54

Less distributions from:
Net investment income	(0.26)		(0.17)		(0.21)		(0.14)		(0.41)		(0.48)
Return of capital	—		(0.26)		(0.15)		(0.25)		(0.07)		(0.02)
Total distributions	(0.26)		(0.43)		(0.36)		(0.39)		(0.48)		(0.50)

Net asset value, end of period	$8.04		$8.65		$11.43		$11.45		$8.12		$12.24
Total return (2)(5)	(4.18)%		(20.74)%		2.92%		46.47%		(30.98)%		4.50%
Net assets, at end of period (000s)	$33,665		$46,084		$100,794		$118,599		$87,724		$98,682

Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.88	% (12)	2.93	% (11)	2.71	% (10)	2.72	% (9)	2.68	% (8)	2.68	% (7)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.74	% (12)	2.65	% (11)	2.51	% (10)	2.50	% (9)	2.50	% (8)	2.50	% (7)
Ratio of net investment income to average net assets (4)(6)	3.56	% (12)	1.66	% (11)	0.34	% (10)	1.08	% (9)	2.95	% (8)	3.80	% (7)
Portfolio Turnover Rate (5)	6%		0%		14%		3%		54%		33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the adviser.

(8)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the adviser.

(9)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(10)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(12)	Includes 0.25% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Income Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2023		March 31,		March 31,		March 31,		March 31,		March 31,
Class I (IOFIX)	(Unaudited)		2023		2022		2021		2020		2019
Net asset value, beginning of period	$8.69		$11.49		$11.51		$8.16		$12.30		$12.25

Activity from investment operations:
Net investment income (1)	0.20		0.25		0.16		0.22		0.50		0.59
Net realized and unrealized gain (loss) on investments	(0.51)		(2.52)		0.30		3.63		(4.03)		0.08
Total from investment operations	(0.31)		(2.27)		0.46		3.85		(3.53)		0.67

Less distributions from:
Net investment income	(0.30)		(0.20)		(0.28)		(0.23)		(0.52)		(0.60)
Return of capital	—		(0.33)		(0.20)		(0.27)		(0.09)		(0.02)
Total distributions	(0.30)		(0.53)		(0.48)		(0.50)		(0.61)		(0.62)

Net asset value, end of period	$8.08		$8.69		$11.49		$11.51		$8.16		$12.30
Total return (2)(5)	(3.67)%		(19.99)%		3.93%		47.94%		(30.29)%		5.56%
Net assets, at end of period (000s)	$357,600		$528,778		$2,189,289		$3,315,245		$1,515,562		$2,169,166

Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	1.88	% (12)	1.93	% (11)	1.70	% (10)	1.72	% (9)	1.68	% (8)	1.68	% (7)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.74	% (12)	1.65	% (11)	1.51	% (10)	1.50	% (9)	1.50	% (8)	1.50	% (7)
Ratio of net investment income to average net assets (4)(6)	4.58	% (12)	2.56	% (11)	1.34	% (10)	2.07	% (9)	3.91	% (8)	4.80	% (7)
Portfolio Turnover Rate (5)	6%		0%		14%		3%		54%		33%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes 0.01% for the year ended March 31, 2019 attributed to line of credit fees which are not subject to waiver by the adviser.

(8)	Includes 0.01% for the year ended March 31, 2020 attributed to line of credit fees which are not subject to waiver by the adviser.

(9)	Includes 0.01% for the year ended March 31, 2021 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(10)	Includes 0.02% for the year ended March 31, 2022 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes 0.16% for the year ended March 31, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

(12)	Includes 0.25% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) and extraordinary expenses which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30, 2023	March 31,	March 31,	March 31,		March 31,		March 31,
Class A (HMXAX)	(Unaudited)	2023	2022	2021		2020		2019
Net asset value, beginning of period	$24.00	$25.14	$25.80	$23.12		$18.70		$16.26

Activity from investment operations:
Net investment income (loss) (1)	0.19	(0.07)	(0.58)	(0.53)		(0.06)		(0.10)
Net realized and unrealized gain (loss) on investments	0.46	(1.07)	1.19	3.79		4.48		2.54
Total from investment operations	0.65	(1.14)	0.61	3.26		4.42		2.44

Less distributions from:
Net realized gains	—	—	(1.27)	(0.58)		—		—
Total distributions	—	—	(1.27)	(0.58)		—		—

Net asset value, end of period	$24.65	$24.00	$25.14	$25.80		$23.12		$18.70
Total return (2)(5)	2.71%	(4.53)%	2.24%	14.17%		23.64%		15.01%
Net assets, at end of period (000s)	$7,112	$7,452	$6,187	$6,455		$1,722		$1,604

Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.44%	2.37%	2.25%	2.31	% (9)	3.19	% (8)	3.47	% (7)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.24%	2.24%	2.24%	2.25	% (9)	2.33	% (8)	2.32	% (7)
Ratio of net investment income (loss) to average net assets (4)	1.50%	(0.31)%	(2.22)%	(2.11	)% (9)	(0.31	)% (8)	(0.61	)% (7)
Portfolio Turnover Rate (5)(6)	0%	0%	0%	9%		0%		54%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(7)	Includes 0.08% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(8)	Includes 0.09% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(9)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30, 2023	March 31,	March 31,	March 31,		March 31,		March 31,
Class C (HMXCX)	(Unaudited)	2023	2022	2021		2020		2019
Net asset value, beginning of period	$22.96	$24.24	$25.10	$22.68		$18.38		$16.10

Activity from investment operations:
Net investment income (loss) (1)	0.09	(0.29)	(0.75)	(0.71)		(0.25)		(0.23)
Net realized and unrealized gain (loss) on investments	0.44	(0.99)	1.16	3.71		4.55		2.51
Total from investment operations	0.53	(1.28)	0.41	3.00		4.30		2.28

Less distributions from:
Net realized gains	—	—	(1.27)	(0.58)		—		—
Total distributions	—	—	(1.27)	(0.58)		—		—

Net asset value, end of period	$23.49	$22.96	$24.24	$25.10		$22.68		$18.38
Total return (2)(5)	2.31%	(5.28)%	1.50%	13.29%		23.40%		14.16%
Net assets, at end of period (000s)	$1,826	$1,783	$3,652	$2,079		$164		$62

Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	3.19%	3.12%	3.00%	3.06	% (9)	3.94	% (8)	4.23	% (7)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.99%	2.99%	2.99%	3.00	% (9)	3.04	% (8)	3.06	% (7)
Ratio of net investment income (loss) to average net assets (4)	0.74%	(1.30)%	(2.97)%	(2.88	)% (9)	(1.23	)% (8)	(1.37	)% (7)
Portfolio Turnover Rate (5)(6)	0%	0%	0%	9%		0%		54%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(7)	Includes 0.07% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(8)	Includes 0.05% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(9)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Premium Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30, 2023	March 31,	March 31,	March 31,		March 31,		March 31,
Class I (HMXIX)	(Unaudited)	2023	2022	2021		2020		2019
Net asset value, beginning of period	$24.56	$25.67	$26.25	$23.46		$18.93		$16.42

Activity from investment operations:
Net investment income (loss) (1)	0.22	(0.07)	(0.52)	(0.48)		(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	0.48	(1.04)	1.21	3.85		4.56		2.56
Total from investment operations	0.70	(1.11)	0.69	3.37		4.53		2.51

Less distributions from:
Net realized gains	—	—	(1.27)	(0.58)		—		—
Total distributions	—	—	(1.27)	(0.58)		—		—

Net asset value, end of period	$25.26	$24.56	$25.67	$26.25		$23.46		$18.93
Total return (2)(5)	2.85%	(4.32)%	2.51%	14.43%		23.93%		15.29%
Net assets, at end of period (000s)	$71,269	$79,979	$167,686	$93,490		$26,792		$6,867

Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.19%	2.12%	2.01%	2.06	% (9)	2.94	% (8)	3.20	% (7)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.99%	1.99%	1.99%	2.00	% (9)	2.05	% (8)	2.09	% (7)
Ratio of net investment income (loss) to average net assets (4)	1.74%	(0.30)%	(1.97)%	(1.87	)% (9)	(0.13	)% (8)	(0.32	)% (7)
Portfolio Turnover Rate (5)(6)	0%	0%	0%	9%		0%		54%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover calculation.

(7)	Includes 0.10% for the year ended March 31, 2019 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(8)	Includes 0.06% for the year ended March 31, 2020 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

(9)	Includes 0.01% for the year ended March 31, 2021 attributable to margin expense on short sales, which is not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2023		March 31,	March 31,	March 31,	March 31,	March 31,
Class A (GNXAX)	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.61		$13.99	$17.06	$9.63	$11.46	$12.50

Activity from investment operations:
Net investment income (loss) (1)	0.00 (8)		(0.02)	(0.14)	(0.14)	(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	(1.23)		(1.78)	(2.20)	7.57	(1.75)	(0.62)
Total from investment operations	(1.23)		(1.80)	(2.34)	7.43	(1.83)	(0.72)

Less distributions from:
Net realized gains	—		(0.58)	(0.73)	—	—	(0.32)
Total distributions	—		(0.58)	(0.73)	—	—	(0.32)

Net asset value, end of period	$10.38		$11.61	$13.99	$17.06	$9.63	$11.46
Total return (2)(5)	(10.59)%		(12.70)%	(14.41)%	77.15%	(15.97)%	(5.29)%
Net assets, at end of period (000s)	$3,126		$3,729	$5,853	$7,796	$4,711	$4,450

Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.25	% (7)	2.31%	2.02%	2.10%	2.18%	2.41	% (6)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.65	% (7)	1.65%	1.65%	1.65%	1.65%	1.67	% (6)
Ratio of net investment income (loss) to average net assets (4)	0.00	% (7)	(0.20)%	(0.85)%	(0.96)%	(0.69)%	(0.84	)% (6)
Portfolio Turnover Rate (5)	31%		38%	73%	125%	315%	297%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Includes 0.02% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the adviser.

(7)	Includes 0.00% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Less than $0.01

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2023		March 31,	March 31,	March 31,	March 31,	March 31,
Class C (GNXCX)	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.07		$13.47	$16.57	$9.43	$11.30	$12.43

Activity from investment operations:
Net investment loss (1)	(0.04	) (8)	(0.10)	(0.26)	(0.24)	(0.16)	(0.17)
Net realized and unrealized gain (loss) on investments	(1.18)		(1.72)	(2.11)	7.38	(1.71)	(0.64)
Total from investment operations	(1.22)		(1.82)	(2.37)	7.14	(1.87)	(0.81)

Less distributions from:
Net realized gains	—		(0.58)	(0.73)	—	—	(0.32)
Total distributions	—		(0.58)	(0.73)	—	—	(0.32)

Net asset value, end of period	$9.85		$11.07	$13.47	$16.57	$9.43	$11.30
Total return (2)(5)	(11.02)%		(13.34)%	(15.03)%	75.72%	(16.55)%	(6.05)%
Net assets, at end of period (000s)	$546		$676	$1,258	$1,258	$828	$767

Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	3.00	% (7)	3.06%	2.78%	2.85%	2.93%	3.17	% (6)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	2.40	% (7)	2.40%	2.40%	2.40%	2.40%	2.41	% (6)
Ratio of net investment loss to average net assets (4)	(0.76	)% (7)	(0.96)%	(1.61)%	(1.71)%	(1.47)%	(1.50	)% (6)
Portfolio Turnover Rate (5)	31%		38%	73%	125%	315%	297%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Includes 0.01% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the adviser.

(7)	Includes 0.00% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

(8)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to consolidated financial statements.

AlphaCentric Robotics and Automation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2023		March 31,	March 31,	March 31,	March 31,	March 31,
Class I (GNXIX)	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.81		$14.17	$17.23	$9.71	$11.52	$12.54

Activity from investment operations:
Net investment income (loss) (1)	0.02		0.01 (7)	(0.10)	(0.10)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.27)		(1.79)	(2.23)	7.62	(1.76)	(0.64)
Total from investment operations	(1.25)		(1.78)	(2.33)	7.52	(1.81)	(0.70)

Less distributions from:
Net realized gains	—		(0.58)	(0.73)	—	—	(0.32)
Total distributions	—		(0.58)	(0.73)	—	—	(0.32)

Net asset value, end of period	$10.56		$11.81	$14.17	$17.23	$9.71	$11.52
Total return (2)(5)	(10.58)%		(12.39)%	(14.21)%	77.45%	(15.71)%	(5.11)%
Net assets, at end of period (000s)	$23,589		$27,309	$32,289	$34,754	$20,392	$17,968

Ratio of gross expenses to average net assets before expense reimbursement or recapture (3)(4)	2.00	% (8)	2.06%	1.78%	1.85%	1.93%	2.16	% (6)
Ratio of net expenses to average net assets after expense reimbursement or recapture (4)	1.40	% (8)	1.40%	1.40%	1.40%	1.40%	1.42	% (6)
Ratio of net investment income (loss) to average net assets (4)	0.24	% (8)	0.03%	(0.60)%	(0.70)%	(0.46)%	(0.53	)% (6)
Portfolio Turnover Rate (5)	31%		38%	73%	125%	315%	297%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Annualized for periods less than one year.

(5)	Not annualized for periods less than one year.

(6)	Includes 0.02% for the year ended March 31, 2019 attributable to interest expense, which is not subject to waiver by the adviser.

(7)	Net investment income (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(8)	Includes 0.00% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended		Period Ended
	September 30, 2023	March 31,	March 31,		March 31,		March 31,
Class A (SYMAX)	(Unaudited)	2023	2022		2021		2020 (1)
Net asset value, beginning of period	$11.30	$12.76	$11.46		$9.75		$11.28

Activity from investment operations:
Net investment income (loss) (2)	0.09	0.08	(0.08)		(0.04)		0.05
Net realized and unrealized gain (loss) on investments	0.50	(0.43)	1.40		1.89		(1.33	) (8)
Total from investment operations	0.59	(0.35)	1.32		1.85		(1.28)

Less distributions from:
Net investment income	—	(0.98)	(0.02)		(0.14)		(0.25)
Net realized gains	—	(0.13)	—		—		—
Total distributions	—	(1.11)	(0.02)		(0.14)		(0.25)

Net asset value, end of period	$11.89	$11.30	$12.76		$11.46		$9.75
Total return (3)(6)	5.22%	(2.86)%	11.57%		19.11%		(11.64)%
Net assets, at end of period (000s)	$264	$858	$211		$1,016	(7)	$865	(7)

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.09%	1.95%	2.38	% (11)	2.63	% (10)	2.51	% (9)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.85%	1.85%	2.01	% (11)	2.26	% (10)	2.25	% (9)
Ratio of net investment income (loss) to average net assets (5)	1.56%	0.65%	(0.54	)% (11)	(0.45	)% (10)	0.38	% (9)
Portfolio Turnover Rate (6)	111%	362%	189%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class A commenced operations on August 8, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Actual net assets, not truncated.

(8)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(9)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(10)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(11)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended		Period Ended
	September 30, 2023	March 31,	March 31,		March 31,		March 31,
Class C (SYMCX)	(Unaudited)	2023	2022		2021		2020 (1)
Net asset value, beginning of period	$11.11	$12.63	$11.42		$9.75		$11.28

Activity from investment operations:
Net investment income (loss) (2)	0.05	0.01	(0.15)		(0.12)		(0.00	) (7)
Net realized and unrealized gain (loss) on investments	0.49	(0.44)	1.36		1.88		(1.33	) (9)
Total from investment operations	0.54	(0.43)	1.21		1.76		(1.33)

Less distributions from:
Net investment income	—	(0.96)	—		(0.09)		(0.20)
Net realized gains	—	(0.13)	—		—		—
Total distributions	—	(1.09)	—		(0.09)		(0.20)

Net asset value, end of period	$11.65	$11.11	$12.63		$11.42		$9.75
Total return (3)(6)	4.86%	(3.53)%	10.60%		18.10%		(11.97)%
Net assets, at end of period (000s)	$912	$954	$9		$1,013	(8)	$864	(8)

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.84%	2.70%	3.12	% (12)	3.37	% (11)	3.26	% (10)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.60%	2.60%	2.76	% (12)	3.01	% (11)	3.00	% (10)
Ratio of net investment income (loss) to average net assets (5)	0.85%	0.06%	(1.29	)% (12)	(1.20	)% (11)	(0.16	)% (10)
Portfolio Turnover Rate (6)	111%	362%	189%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class C commenced operations on August 8, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Less than $0.01

(8)	Actual net assets, not truncated.

(9)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(10)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(11)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(12)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Symmetry Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended	Year Ended		Year Ended		Period Ended
	September 30, 2023	March 31,	March 31,		March 31,		March 31,
Class I (SYMIX)	(Unaudited)	2023	2022		2021		2020 (1)
Net asset value, beginning of period	$11.30	$12.75	$11.44		$9.75		$11.28

Activity from investment operations:
Net investment income (loss) (2)	0.10	0.08	(0.04)		(0.02)		0.07
Net realized and unrealized gain (loss) on investments	0.51	(0.40)	1.38		1.89		(1.33	) (7)
Total from investment operations	0.61	(0.32)	1.34		1.87		(1.26)

Less distributions from:
Net investment income	—	(1.00)	(0.03)		(0.18)		(0.27)
Net realized gains	—	(0.13)	—		—		—
Total distributions	—	(1.13)	(0.03)		(0.18)		(0.27)

Net asset value, end of period	$11.91	$11.30	$12.75		$11.44		$9.75
Total return (3)(6)	5.40%	(2.65)%	11.74%		19.37%		(11.47)%
Net assets, at end of period (000s)	$44,184	$48,961	$34,898		$36,619		$30,845

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.84%	1.70%	2.12	% (10)	2.38	% (9)	2.26	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.60%	1.60%	1.76	% (10)	2.01	% (9)	2.00	% (8)
Ratio of net investment income (loss) to average net assets (5)	1.84%	0.71%	(0.29	)% (10)	(0.21	)% (9)	0.96	% (8)
Portfolio Turnover Rate (6)	111%	362%	189%		121%		133%

(1)	AlphaCentric Symmetry Strategy Fund Class I commenced operations on September 1, 2014 and does not include performance prior to August 8, 2019 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(8)	Includes 0.01% for the period ended March 31, 2020 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(9)	Includes 0.02% for the year ended March 31, 2021 attributable to margin expense on futures, which is not subject to waiver by the adviser.

(10)	Includes 0.02% for the year ended March 31, 2022 attributable to margin expense on futures, which is not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric LifeSci Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2023	March 31,		March 31,		March 31,		March 31,
Class A (LYFAX)	(Unaudited)	2023		2022		2021		2020 (1)
Net asset value, beginning of period	$13.18	$13.38		$15.56		$9.55		$10.00

Activity from investment operations:
Net investment loss (2)	(0.06)	(0.09)		(0.21)		(0.19)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.38)	0.44		(0.32)		6.55		(0.41)
Total from investment operations	(0.44)	0.35		(0.53)		6.36		(0.45)

Less distributions from:
Net investment income	—	—		(0.07)		—		—
Net realized gains	—	(0.55)		(1.58)		(0.35)		—
Total distributions	—	(0.55)		(1.65)		(0.35)		—

Net asset value, end of period	$12.74	$13.18		$13.38		$15.56		$9.55
Total return (3)(6)	(3.34)%	3.00%		(2.74)%		66.70%		(4.50)%
Net assets, at end of period (000s)	$7,156	$3,786		$1,815		$1,300		$10 (7)

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.81%	2.00	% (10)	2.11	% (9)	2.78	% (8)	24.39%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.65%	1.65	% (10)	1.66	% (9)	1.66	% (8)	1.65%
Ratio of net investment loss to average net assets (5)	(0.94)%	(0.71	)% (10)	(1.46	)% (9)	(1.21	)% (8)	(0.48)%
Portfolio Turnover Rate (6)	52%	142%		167%		141%		215%

(1)	The AlphaCentric LifeSci Healthcare Fund Class A commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Actual net assets, not truncated.

(8)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(9)	Includes 0.01% for the year ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(10)	Includes 0.00% for the year ended March 31, 2023 attributed to line of credit fees which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric LifeSci Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2023	March 31,		March 31,		March 31,		March 31,
Class C (LYFCX)	(Unaudited)	2023		2022		2021		2020 (1)
Net asset value, beginning of period	$13.01	$13.31		$15.53		$9.55		$10.00

Activity from investment operations:
Net investment loss (2)	(0.11)	(0.18)		(0.32)		(0.32)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.37)	0.43		(0.32)		6.65		(0.39)
Total from investment operations	(0.48)	0.25		(0.64)		6.33		(0.45)

Less distributions from:
Net realized gains	—	(0.55)		(1.58)		(0.35)		—
Total distributions	—	(0.55)		(1.58)		(0.35)		—

Net asset value, end of period	$12.53	$13.01		$13.31		$15.53		$9.55
Total return (3)(6)	(3.69)%	2.26%		(3.54)%		66.38%		(4.50)%
Net assets, at end of period (000s)	$1,197	$709		$302		$215		$10 (7)

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	2.56%	2.75	% (10)	2.86	% (9)	3.53	% (8)	25.14%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	2.40%	2.40	% (10)	2.41	% (9)	2.41	% (8)	2.40%
Ratio of net investment loss to average net assets (5)	(1.71)%	(1.49	)% (10)	(2.21	)% (9)	(1.96	)% (8)	(1.23)%
Portfolio Turnover Rate (6)	52%	142%		167%		141%		215%

(1)	The AlphaCentric LifeSci Healthcare Fund Class C commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Actual net assets, not truncated.

(8)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(9)	Includes 0.01% for the year ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(10)	Includes 0.00% for the year ended March 31, 2023 attributed to line of credit fees which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric LifeSci Healthcare Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended	Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2023	March 31,		March 31,		March 31,		March 31,
Class I (LYFIX)	(Unaudited)	2023		2022		2021		2020 (1)
Net asset value, beginning of period	$13.25	$13.42		$15.59		$9.55		$10.00

Activity from investment operations:
Net investment loss (2)	(0.05)	(0.06)		(0.18)		(0.14)		(0.01)
Net realized and unrealized gain (loss) on investments	(0.38)	0.44		(0.31)		6.53		(0.44)
Total from investment operations	(0.43)	0.38		(0.49)		6.39		(0.45)

Less distributions from:
Net investment income	—	—		(0.10)		(0.00	) (7)	—
Net realized gains	—	(0.55)		(1.58)		(0.35)		—
Total distributions	—	(0.55)		(1.68)		(0.35)		—

Net asset value, end of period	$12.82	$13.25		$13.42		$15.59		$9.55
Total return (3)(6)	(3.25)%	3.22%		(2.47)%		67.02%		(4.50)%
Net assets, at end of period (000s)	$95,069	$75,021		$29,483		$26,404		$1,601

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)	1.56%	1.75	% (10)	1.86	% (9)	2.53	% (8)	24.14%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)	1.40%	1.40	% (10)	1.41	% (9)	1.41	% (8)	1.40%
Ratio of net investment loss to average net assets (5)	(0.72)%	(0.47	)% (10)	(1.21	)% (9)	(0.96	)% (8)	(0.23)%
Portfolio Turnover Rate (6)	52%	142%		167%		141%		215%

(1)	The AlphaCentric LifeSci Healthcare Fund Class I commenced operations on November 29, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Less than $0.01

(8)	Includes 0.01% for the year ended March 31, 2021 attributable to extraordinary expenses which are not subject to waiver by the adviser.

(9)	Includes 0.01% for the year ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(10)	Includes 0.00% for the year ended March 31, 2023 attributed to line of credit fees which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric SWBC Municipal Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	September 30, 2023		March 31,		March 31,		March 31,	March 31,
Class A (MUNAX)	(Unaudited)		2023		2022		2021	2020 (1)
Net asset value, beginning of period	$8.43		$9.35		$10.64		$10.00	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.15		0.29		0.29		0.21	(0.02)
Net realized and unrealized gain (loss) on investments	(0.46)		(0.92)		(1.21)		0.65	0.02 (8)
Total from investment operations	(0.31)		(0.63)		(0.92)		0.86	(0.00)

Less distributions from:
Net investment income	(0.19)		(0.29)		(0.37)		(0.22)	—
Total distributions	(0.19)		(0.29)		(0.37)		(0.22)	—

Net asset value, end of period	$7.93		$8.43		$9.35		$10.64	$10.00
Total return (3)(7)	(3.76)%		(6.76)%		(8.94)%		8.70%	0.00%
Net assets, at end of period (000s)	$2,021		$2,099		$2,170		$300	$12

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	2.65	% (11)	3.02	% (10)	3.23	% (9)	18.50%	6.29%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.50	% (11)	1.50	% (10)	1.53	% (9)	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (5)(6)	3.69	% (11)	3.40	% (10)	2.70	% (9)	2.30%	(0.98)%
Portfolio Turnover Rate (7)	190%		404%		639%		143%	314%

(1)	The AlphaCentric SWBC Municipal Opportunities Fund Class A commenced operations on December 31, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(9)	Includes 0.03% for the year ended March 31, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the adviser.

(10)	Includes 0.00% for the year ended March 31, 2023 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes 0.00% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric SWBC Municipal Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	September 30, 2023		March 31,		March 31,		March 31,	March 31,
Class C (MUNCX)	(Unaudited)		2023		2022		2021	2020 (1)
Net asset value, beginning of period	$8.44		$9.35		$10.65		$10.03	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.13		0.23		0.23		0.22	(0.02)
Net realized and unrealized gain (loss) on investments	(0.47)		(0.92)		(1.23)		0.62	0.05 (9)
Total from investment operations	(0.34)		(0.69)		(1.00)		0.84	0.03

Less distributions from:
Net investment income	(0.16)		(0.22)		(0.30)		(0.22)	—
Total distributions	(0.16)		(0.22)		(0.30)		(0.22)	—

Net asset value, end of period	$7.94		$8.44		$9.35		$10.65	$10.03
Total return (3)(7)	(4.10)%		(7.42)%		(9.69)%		8.47%	0.30%
Net assets, at end of period	$413		$434		$473		$221	$10 (8)

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	3.41	% (12)	3.77	% (11)	3.98	% (10)	19.25%	7.04%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	2.25	% (12)	2.25	% (11)	2.28	% (10)	2.25%	2.25%
Ratio of net investment income (loss) to average net assets (5)(6)	2.94	% (12)	2.65	% (11)	1.99	% (10)	1.55%	(0.81)%
Portfolio Turnover Rate (7)	190%		404%		639%		143%	314%

(1)	The AlphaCentric SWBC Municipal Opportunities Fund Class C commenced operations on December 31, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	Actual net assets, not truncated.

(9)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(10)	Includes 0.03% for the year ended March 31, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes 0.00% for the year ended March 31, 2023 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the adviser.

(12)	Includes 0.00% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric SWBC Municipal Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	September 30, 2023		March 31,		March 31,		March 31,	March 31,
Class I (MUNIX)	(Unaudited)		2023		2022		2021	2020 (1)
Net asset value, beginning of period	$8.43		$9.36		$10.65		$10.03	$10.00

Activity from investment operations:
Net investment income (2)	0.17		0.32		0.31		0.27	0.04
Net realized and unrealized gain (loss) on investments	(0.47)		(0.94)		(1.20)		0.60	(0.01	) (8)
Total from investment operations	(0.30)		(0.62)		(0.89)		0.87	0.03

Less distributions from:
Net investment income	(0.20)		(0.31)		(0.40)		(0.25)	—
Total distributions	(0.20)		(0.31)		(0.40)		(0.25)	—

Net asset value, end of period	$7.93		$8.43		$9.36		$10.65	$10.03
Total return (3)(7)	(3.64)%		(6.63)%		(8.71)%		8.77%	0.30%
Net assets, at end of period (000s)	$6,955		$7,160		$6,252		$1,098	$383

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	2.40	% (11)	2.77	% (10)	2.98	% (9)	18.25%	6.04%
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.25	% (11)	1.25	% (10)	1.28	% (9)	1.25%	1.25%
Ratio of net investment income to average net assets (5)(6)	3.94	% (11)	3.64	% (10)	2.93	% (9)	2.55%	1.64%
Portfolio Turnover Rate (7)	190%		404%		639%		143%	314%

(1)	The AlphaCentric SWBC Municipal Opportunities Fund Class I commenced operations on December 31, 2019.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	As required by SEC standard per share calculation methodology, this represents a rebalancing figure derived from other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended March 31, 2020, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(9)	Includes 0.03% for the year ended March 31, 2022 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the adviser.

(10)	Includes 0.00% for the year ended March 31, 2023 attributed to line of credit fees and deemed extraordinary expenses which are not subject to waiver by the adviser.

(11)	Includes 0.00% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Period Ended
	September 30, 2023		March 31,	March 31,
Class A (SIIAX)	(Unaudited)		2023	2022 (1)
Net asset value, beginning of period	$14.86		$17.67	$18.48

Activity from investment operations:
Net investment income (2)	0.50		0.70	0.40
Net realized and unrealized gain (loss) on investments	0.62		(2.54)	(0.38	) (9)
Total from investment operations	1.12		(1.84)	0.02

Less distributions from:
Net investment income	(0.52)		(0.75)	(0.55)
Net realized gains	—		—	(0.18)
Return of capital	—		(0.22)	(0.10)
Total distributions	(0.52)		(0.97)	(0.83)

Net asset value, end of period	$15.46		$14.86	$17.67
Total return (3)(7)	7.58%		(10.58)%	0.02%
Net assets, at end of period (000s)	$864		$467	$246

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	2.19	% (10)	2.37%	2.37	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.74	% (10)	1.74%	1.75	% (8)
Ratio of net investment income to average net assets (5)(6)	6.40	% (10)	4.42%	2.64	% (8)
Portfolio Turnover Rate (7)	25%		22%	20%

(1)	The AlphaCentric Strategic Income Fund Class A commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	Includes 0.01% for the period ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(9)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(10)	Includes 0.00% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Period Ended
	September 30, 2023		March 31,	March 31,
Class C (SIICX)	(Unaudited)		2023	2022 (1)
Net asset value, beginning of period	$14.83		$17.64	$18.48

Activity from investment operations:
Net investment income (2)	0.43		0.51	0.21
Net realized and unrealized gain (loss) on investments	0.64		(2.47)	(0.31	) (9)
Total from investment operations	1.07		(1.96)	(0.10)

Less distributions from:
Net investment income	(0.47)		(0.65)	(0.47)
Net realized gains	—		—	(0.18)
Return of capital	—		(0.20)	(0.09)
Total distributions	(0.47)		(0.85)	(0.74)

Net asset value, end of period	$15.43		$14.83	$17.64
Total return (3)(7)	7.21%		(11.24)%	(0.61)%
Net assets, at end of period (000s)	$1,404		$983	$563

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	2.94	% (10)	3.12%	3.12	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	2.49	% (10)	2.49%	2.50	% (8)
Ratio of net investment income to average net assets (5)(6)	5.56	% (10)	3.26%	1.41	% (8)
Portfolio Turnover Rate (7)	25%		22%	20%

(1)	The AlphaCentric Strategic Income Fund Class C commenced operations on May 28, 2021.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	Includes 0.01% for the period ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(9)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(10)	Includes 0.00% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended		Year Ended	Period Ended
	September 30, 2023		March 31,	March 31,
Class I (SIIIX)	(Unaudited)		2023	2022 (1)
Net asset value, beginning of period	$14.89		$17.69	$18.48

Activity from investment operations:
Net investment income (2)	0.51		0.62	0.35
Net realized and unrealized gain (loss) on investments	0.63		(2.42)	(0.29	) (9)
Total from investment operations	1.14		(1.80)	0.06

Less distributions from:
Net investment income	(0.54)		(0.77)	(0.56)
Net realized gains	—		—	(0.18)
Return of capital	—		(0.23)	(0.11)
Total distributions	(0.54)		(1.00)	(0.85)

Net asset value, end of period	$15.49		$14.89	$17.69
Total return (3)(7)	7.69%		(10.29)%	0.23%
Net assets, at end of period (000s)	$58,635		$46,511	$45,539

Ratio of gross expenses to average net assets before expense reimbursement or recapture (4)(5)(6)	1.94	% (10)	2.12%	2.12	% (8)
Ratio of net expenses to average net assets after expense reimbursement or recapture (5)(6)	1.49	% (10)	1.49%	1.50	% (8)
Ratio of net investment income to average net assets (5)(6)	6.54	% (10)	3.91%	2.25	% (8)
Portfolio Turnover Rate (7)	25%		22%	20%

(1)	The AlphaCentric Strategic Income Fund Class I commenced operations on August 1, 2011 and does not include performance prior to May 28, 2021 when Class I shares were previously shares of a private fund.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived and reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized for periods less than one year.

(7)	Not annualized for periods less than one year.

(8)	Includes 0.01% for the period ended March 31, 2022 attributed to line of credit fees which are not subject to waiver by the adviser.

(9)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(10)	Includes 0.00% for the six months ended September 30, 2023 attributed to borrowing costs (line of credit fees) which are not subject to waiver by the adviser.

See accompanying notes to consolidated financial statements.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2023

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of thirty-six series. These financial statements include the following series: AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric Symmetry Strategy Fund, AlphaCentric LifeSci Healthcare Fund, AlphaCentric SWBC Municipal Opportunities Fund and AlphaCentric Strategic Income Fund. Each series is individually referred to as a “Fund” or collectively as the “Funds” throughout these financial statements. The AlphaCentric Symmetry Strategy Fund is registered as a non-diversified series of the Trust. The AlphaCentric Income Opportunities Fund, AlphaCentric Premium Opportunity Fund, AlphaCentric Robotics and Automation Fund, AlphaCentric LifeSci Healthcare Fund, AlphaCentric SWBC Municipal Opportunities Fund and AlphaCentric Strategic Income Fund are diversified series of the Trust. The Funds’ investment adviser is AlphaCentric Advisors, LLC (the “Adviser” or “AlphaCentric”).

AlphaCentric Income Opportunities Fund (“AIOF”), commenced operations on May 28, 2015. AIOF’s investment objective is current income. The Fund’s sub-advisor is Garrison Point Capital, LLC.

AlphaCentric Premium Opportunity Fund (“APOF”), commenced operations as a series of the Trust on September 30, 2016. The predecessor fund of APOF Class I commenced operations on August 31, 2011, as a private investment fund. APOF’s investment objective is long-term capital appreciation.

AlphaCentric Robotics and Automation Fund (“ARAF”), commenced operations on May 31, 2017. ARAF’s investment objective is long-term capital appreciation. Effective December 1, 2018, the Fund’s sub-advisor is Contego Capital Group, Inc.

AlphaCentric Symmetry Strategy Fund (“ASSF”), class A and C commenced operations on August 8, 2019, and Class I commenced operations on September 1, 2014. ASSF’s investment objective is capital appreciation. The Fund’s sub-advisor is Mount Lucas Management LP.

AlphaCentric LifeSci Healthcare Fund (“ALHF”), commenced operations on November 29, 2019. ALHF’s investment objective is long-term capital appreciation. The Fund’s sub-advisor is LifeSci Fund Management LLC.

AlphaCentric SWBC Municipal Opportunities Fund (“AMOF”), commenced operations on December 31, 2019. AMOF’s investment objective is to provide income exempt from federal income tax with capital appreciation as a secondary objective. The Fund’s sub-advisors are SWBC Investment Company LLC and Mount Lucas Management LP. Effective December 1, 2021, the Fund’s name changed from AlphaCentric Municipal Opportunities Fund to “AlphaCentric SWBC Municipal Opportunities Fund”.

AlphaCentric Strategic Income Fund (“ASIF”), commenced operations on May 28, 2021. ASIF’s investment objective is total return through current income and capital appreciation. The Fund’s sub-advisor is Goshen Rock Capital, LLC.

ASIF acquired all of the assets and liabilities of Strategos Deep Value Fund LP (the “Predecessor Fund”) in a tax-free reorganization on May 28, 2021. In connection with this acquisition, net assets of the Predecessor Fund were exchange for Class I shares of ASIF, so the Predecessor Fund became the Class I shares of ASIF. The net asset value of ASIF’s shares resulting from these tax-free transactions at the close of business on May 28, 2021, after the reorganization, was $18.48 for Class I shares and ASIF received in-kind capital contributions of securities valued at $9,944,195, cash valued at $2,160,007 and other net assets/liabilities valued at $17,036 in exchange for 655,911 Class I shares. Class A and Class C shares commenced operations on May 28, 2021. The Fund’s investment objective, policies, restrictions and guidelines are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, restrictions, and guidelines. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investment received was carried forward to align ongoing reporting of ASIF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the respective Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

a)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represent fair value. Investments in total return swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap.

Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value (“NAV”) is determined will be valued using alternative market prices provided by a pricing service.

In certain circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of September 30, 2023 for the Funds’ assets and liabilities measured at fair value:

AIOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Non-Agency Residential Mortgage Backed Securities	$—	$446,923,503	$—	$446,923,503
Total	$—	$446,923,503	$—	$446,923,503

APOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Call Options Purchased	$81,375	$—	$—	$81,375
Put Options Purchased	2,227,500	—	—	2,227,500
Short-Term Investments	13,542,521	—	—	13,542,521
U.S. Government & Agencies	—	49,795,244	—	49,795,244
Total	$15,851,396	$49,795,244	$—	$65,646,640

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Call Options Written	$45,250	$—	$—	$45,250
Put Options Written	2,536,750	—	—	2,536,750
Unrealized Depreciation on Open Futures Contracts	1,435,597	—	—	1,435,597
Total	$4,017,597	$—	$—	$4,017,597

ARAF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Common Stocks	$26,395,418	$—	$—	$26,395,418
Investment Purchased as Securities Lending Collateral (b)	—	—	—	5,281,362
Money Market Fund	843,267	—	—	843,267
Total	$27,238,685	$—	$—	$32,520,047

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

ASSF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)		Totals
Common Stocks	$13,232,763	$—	$—		$13,232,763
Exchange-Traded Funds	14,803,232	—	—		14,803,232
Short-Term Investment	4,615,934	—	—		4,615,934
Unrealized Appreciation on Open Futures Contracts	1,864,425	—	—		1,864,425
U.S. Government & Agencies	—	8,955,150	—		8,955,150
Total	$34,516,354	$8,955,150	$—		$43,471,504

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)		Totals
Unrealized Depreciation on Open Futures Contracts	$395,467	$—	$—		$395,467
Unrealized Depreciation on Swap Contracts	—	1,938	—		1,938
Total	$395,467	$1,938	$—		$397,405

ALHF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)		Totals
Common Stocks	$100,260,246	$—	$—		$100,260,246
Right	—	—	—	^	—
Short-Term Investments	2,970,693	—	—		2,970,693
Total	$103,230,939	$—	$—		$103,230,939

^ Includes securities values at $0.

ALHF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial.

AMOF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a) + *	(Quoted Prices)	Observable Inputs)	Inputs)		Totals
Exchange-Traded Funds	$955,850	$—	$—		$955,850
Municipal Bonds	—	7,642,030	—		7,642,030
Short-Term Investment	141,017	—	—		141,017
Unrealized Appreciation on Open Short Futures Contracts	48,282	—	—		48,282
Total	$1,145,149	$7,642,030	$—		$8,787,179

Liabilities
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications + *	(Quoted Prices)	Observable Inputs)	Inputs)		Totals
Unrealized Depreciation on Swap Contracts	$—	$3,828	$—		$3,828
Total	$—	$3,828	$—		$3,828

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

ASIF
Assets
		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications +	(Quoted Prices)	Observable Inputs)	Inputs)	Totals
Asset Backed Securities	$—	$3,678,338	$—	$3,678,338
Collateralized Mortgage Obligations	—	1,026,570	—	1,026,570
Common Stocks	23,028,487	—	—	23,028,487
Convertible Bonds	—	9,640,796	—	9,640,796
Corporate Bonds	—	2,549,972	—	2,549,972
Preferred Stocks	7,183,409	—	—	7,183,409
Short-Term Investment	11,122,969	—	—	11,122,969
U.S. Government & Agencies	—	1,431,587	—	1,431,587
Total	$41,334,865	$18,327,263	$—	$59,662,128

(a)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by major index classification, please refer to the Schedules of Investments.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

+	See Schedules of Investments for industry classification.

*	Derivative instruments include cumulative net unrealized appreciation (depreciation) on futures contracts open as of September 30, 2023.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward foreign currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign currency contracts are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency contracts in the Statements of Operations.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended September 30, 2023, APOF, ASSF and AMOF invested in futures contracts.

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. For the six months ended September 30, 2023 only ASSF and AMOF invested in swap contracts.

Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked- to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended September 30, 2023, APOF invested in options.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at September 30, 2023 was as follows:

			Location of derivatives on	Fair value of asset/liability
Fund	Derivative	Risk Type	Statement of Assets and Liabilities	derivatives
APOF
	Future Contracts	Equity	Unrealized depreciation on open futures contracts	$(1,435,597)
			Total	$(1,435,597)

	Options Purchased	Equity	Investments, At Value	2,308,875
			Total	$2,308,875

	Options Written	Equity	Options Written	2,582,000
			Total	$2,582,000

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

			Location of derivatives on Statement of Assets and Liabilities	Fair value of asset/liability
Fund	Derivative	Risk Type	(Consolidated)	derivatives
ASSF
	Credit Default Swap Contracts	Equity	Unrealized depreciation on swap contracts	$(1,938)
			Total	$(1,938)
	Future Contracts	Commodity	Unrealized appreciation on open futures contracts	$1,408,633
		Currency	Unrealized appreciation on open futures contracts	73,300
		Interest	Unrealized appreciation on open futures contracts	382,492
	Future Contracts	Commodity	Unrealized depreciation on open futures contracts	(235,789)
		Currency	Unrealized depreciation on open futures contracts	(90,848)
		Equity	Unrealized depreciation on open futures contracts	(37,810)
		Interest	Unrealized depreciation on open futures contracts	(31,020)
			Total	$1,468,958

			Location of derivatives on	Fair value of asset/liability
Fund	Derivative	Risk Type	Statement of Assets and Liabilities	derivatives
AMOF
	Credit Default Swap Contracts	Equity	Unrealized depreciation on swap contracts	$(3,828)
				$(3,828)

	Future Contracts	Interest	Unrealized appreciation on open futures contracts	$48,282
			Total	$48,282

The effect of derivative instruments on the Statements of Operations for the six months ended September 30, 2023 were as follows:

				Realized and unrealized
				gain (loss)
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	on derivatives
APOF
	Future Contracts	Equity	Net realized gain (loss) from Futures Contracts	$7,050,910
	Future Contracts	Equity	Net change in unrealized appreciation (depreciation) on Futures Contracts	(3,469,715)
			Total	$3,581,195

	Options Purchased	Equity	Net realized gain (loss) from Investments	$1,949,654
	Options Purchased	Equity	Net change in unrealized appreciation (depreciation) on Investments	(382,311)
			Total	$1,567,343

	Options Written	Equity	Net realized gain (loss) from Options Written	$(3,066,079)
	Options Written	Equity	Net change in unrealized appreciation (depreciation) on Options Written	123,155
			Total	$(2,942,924)

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives (Consolidated)	gain (loss) on derivatives
ASSF
	Credit Default Swap Contracts	Equity	Net realized gain (loss) from Swap Contracts	$19,753
	Credit Default Swap Contracts	Equity	Net change in unrealized appreciation (depreciation) on
			Swap Contracts	(5,524)
			Total	$14,229

	Future Contracts	Commodity	Net realized gain (loss) from Futures Contracts	$533,458
		Currency	Net realized gain (loss) from Futures Contracts	(9,672)
		Equity	Net realized gain (loss) from Futures Contracts	11,045
		Interest	Net realized gain (loss) from Futures Contracts	(96,746)
			Total	$438,085

	Future Contracts	Commodity	Net change in unrealized appreciation (depreciation) on Futures Contracts	$457,646

		Currency	Net change in unrealized appreciation (depreciation) on Futures Contracts	26,419

		Equity	Net change in unrealized appreciation (depreciation) on Futures Contracts	(58,320)

		Interest	Net change in unrealized appreciation (depreciation) on Futures Contracts	966,574
			Total	$1,392,319
			Total	$1,830,404

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
AMOF
	Credit Default Swap Contracts	Equity	Net realized gain (loss) from Swap Contracts	$62,051
	Credit Default Swap Contracts	Equity	Net change in unrealized appreciation (depreciation) on Swap Contracts	(13,462)
			Total	$48,589

	Future Contracts	Interest	Net realized gain (loss) from Futures Contracts	$42,145
	Future Contracts	Interest	Net change in unrealized appreciation (depreciation) on Futures Contracts	122,816
			Total	$164,961

During the six months ended September 30, 2023, APOF was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2023.

Gross Amounts of Assets and liabilities Presented in
the Statement of Assets and Liabilities
		Gross Amounts	Gross Amounts
		Recognized in	Offset in the	Net Amounts
		the Statements	Statements of	Presented in the
		of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Liabilities:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Futures Contracts	StoneX Financial Inc.	$1,435,597	$—	$1,435,597	$—	$—	$1,435,597
Total		$1,435,597	$—	$1,435,597	$—	$—	$1,435,597

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

During the six months ended September 30, 2023, ASSF was subject to a master netting arrangement for the futures. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2023.

					Gross Amounts of Assets and liabilities in the
					Consolidated Statement of Assets and Liabilities
		Gross Amounts
		Recognized in	Gross Amounts
		the	Offset in the	Net Amounts
		Consolidated	Consolidated	Presented in the
		Statements of	Statements of	Consolidated
		Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Futures Contracts	Societe Generale	$1,864,425	$—	$1,864,425	$(395,467)	$—	$1,468,958
Total		$1,864,425	$—	$1,864,425	$(395,467)	$—	$1,468,958	(2)

Liabilities:
Futures Contracts	Societe Generale	$395,467	$—	$395,467	$(395,467)	$—	$—
Swap Contracts	Societe Generale	1,938	—	1,938	—	—	1,938
Total		$397,405	$—	$397,405	$(395,467)	$—	$1,938	(2)

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

(2)	Total reflects net amount offset with Societe Generale.

During the six months ended September 30, 2023, AMOF was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2023.

					Gross Amounts of Assets and liabilities Presented in
					the Statement of Assets and Liabilities
		Gross Amounts	Gross Amounts
		Recognized in	Offset in the	Net Amounts
		the Statements	Statements of	Presented in the
		of Assets and	Assets and	Statements of Assets	Financial	Cash Collateral
Assets:	Counterparty	Liabilities	Liabilities	and Liabilities	Instruments	Pledged/Received(1)	Net Amount
Future Contracts	Societe Generale	$48,282	$—	$48,282	$—	$—	$48,282
Total		$48,282	$—	$48,282	$—	$—	$48,282

Liabilities:
Swap Contracts	Societe Generale	$3,828	$—	$3,828	$—	$—	$3,828
Total		$3,828	$—	$3,828	$—	$—	$3,828

(1)	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

The value of derivative instruments outstanding as of September 30, 2023 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the six months ended September 30, 2023, as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the APOF, ASSF and AMOF.

b)        Federal Income Tax – The Funds qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

During the six months ended September 30, 2023, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations as incurred. As of September 30, 2023, the Funds did not incur any interest or penalties. The Trust’s officers have analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended March 31, 2020 to March 31, 2022, or expected to be taken in the Funds’ March 31, 2023 year-end tax returns.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

c)        Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually for APOF, ARAF, ASSF and ALHF. AIOF, AMOF and ASIF make monthly dividend distributions from net investment income. Distributable net realized gains, if any, are declared and distributed annually.

d)        Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)        Other – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities utilizing the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes and capital gains on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

g)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)        Sales charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the APOF, ARAF, ASSF, and ALHF. A maximum sales charge of 4.75% is imposed on Class A shares of AIOF, AMOF ASIF. Investments in Class A shares in all Funds made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For six months ended September 30, 2023, there were $0 CDSC fees paid.

i)         Short Sales – The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

j)        Cash and Cash Equivalents – The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Consolidation of Subsidiaries – ACSSF Fund Limited (“ASSF-CFC”) - The Consolidated Financial Statements of ASSF include the accounts of ASSF-CFC, which is a wholly-owned and controlled foreign subsidiary. ASSF consolidates the results of subsidiaries in which ASSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, ASSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as ASSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

ASSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with ASSF’s investment objectives and policies.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

A summary of ASSF’s investments in ASSF-CFC is as follows:

	Inception
	Date of	ASSF-CFC’s Net Assets at	% of Net Assets at
	ASSF-CFC	September 30, 2023	September 30, 2023
ASSF-CFC	8/8/2019	$4,620,124	10.19%

The CFC utilizes commodity-based derivative products to facilitate ASSF’s pursuit of its investment objectives. In accordance with its investment objectives and through their exposure to the aforementioned commodity-based derivative products, ASSF may have increased or decreased exposure to one or more of the following risk factors defined below:

Taxation Risk - By investing in commodities indirectly through a CFC, ASSF obtains exposure to the commodities markets within the federal tax requirements that apply to ASSF.

For tax purposes, the CFC is an exempted Cayman investment company. The CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFC is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, ASSF- CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the ASSF’s investment company taxable income.

(2)	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2023, aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
AIOF	$30,238,511	$219,321,054
APOF	$—	$—
ARAF	$9,098,732	$10,376,249
ASSF	$33,737,210	$44,391,335
ALHF	$77,181,288	$46,923,302
AMOF	$17,625,671	$17,588,250
ASIF	$18,648,974	$12,146,212

(3)	INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AlphaCentric acts as investment adviser to the Funds pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) with the Trust. Under the terms of the Advisory Agreement, the Adviser manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The investment sub-advisers are responsible for the day-to-day management of their Fund’s portfolios. The Adviser provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Adviser, as of the last day of each month, an annualized fee detailed in the table below. Such fees are computed daily based upon daily average net assets of the respective Fund. The Adviser pays expenses incurred by it in connection with acting as investment adviser to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement).

The Adviser and the Trust, with respect to the Funds, have entered into Expense Limitation Agreements (the “Limitation”), approved annually, under which the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on each Fund’s average daily net assets.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

		Expense Limitation
							Advisory Fees
	Advisory						Waived/ Expenses
Fund	Agreement	Class A	Class C	Class I	Expires	Total Advisory fee	Reimbursed
AIOF	1.30%	1.74%	2.49%	1.49%	July 31, 2024	$3,430,890	$352,033
APOF	1.75%	2.24%	2.99%	1.99%	July 31, 2024	764,477	85,264
ARAF	1.25%	1.65%	2.40%	1.40%	July 31, 2024	193,768	93,327
ASSF	1.35%	1.85%	2.60%	1.60%	July 31, 2024	317,452	56,070
ALHF	1.25%	1.65%	2.40%	1.40%	July 31, 2024	613,008	80,829
AMOF	1.00%	1.50%	2.25%	1.25%	July 31, 2024	48,363	55,741
ASIF	1.50%	1.74%	2.49%	1.49%	July 31, 2024	414,867	125,103

For the six months ended September 30, 2023, the Adviser waived management fees and reimbursed expenses. The Adviser may recapture a portion of the waived and/or reimbursed amounts. The Adviser may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the Limitation in effect at the time of recoupment, no later than the dates as stated below:

Fund	2024	2025	2026
AIOF	$6,772,123	$7,341,886	$3,130,818
APOF	$40,402	$30,209	$164,482
ARAF	$165,273	$170,674	$211,574
ASSF	$119,849	$132,579	$48,215
ALHF	$97,907	$148,768	$165,498
AMOF	$105,262	$106,430	$140,854
ASIF	$—	$132,356	$287,380

Pursuant to the Management Services Agreement between the Trust and MFund, an affiliate of the Adviser, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund as of the last day of each month an annualized asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/management services fees.”

Pursuant to the Compliance Services Agreement, MFund an affiliate of the Adviser, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund as of the last day of each month an annualized base fee plus an annualized asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A trustee of the Trust is also the controlling member of MFund, the Adviser and Catalyst Capital Advisors, LLC (an investment adviser to other series of the Trust) and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act (the “Independent Trustees”), are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each trustee and officer for his or her travel and other expenses related to attendance at such meetings.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

Ultimus Fund Solutions, LLC (“UFS”) provides financial administration, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain officers of the Trust are also employees of UFS and MFund, and are not paid any fees directly by the Trust for serving in such capacity.

The Trust has adopted a Master Distribution Plan pursuant to rule 12b- 1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (“NLD”) and Adviser for distribution related expenses. Brokers may receive a 1.00% commission from NLD for the sale of Class C shares.

For the six months ended September 30, 2023, the Distributor received the following in underwriter commissions from the sale of Class A shares of the Funds:

Underwriter
Fund	Commissions
AIOF	$16,647
APOF	$—
ARAF	$6,049
ASSF	$290
ALHF	$143,962
AMOF	$235
ASIF	$6,396

(4)	CREDIT FACILITY

Effective January 26, 2022, the trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $300,000,000 line of credit with U.S. Bank National Association (the “2022 Revolving Credit Agreement”) that applies to all of the Funds, that expired on January 25, 2023. Borrowings under the 2022 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 26, 2022 through January 25, 2023, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $300,000,000; (b) 10% of the gross market value of AMOF and or 15% gross market value of AIOF, APOF, ARAF, ASSF, ALHF and ASIF; or (c) 33.33% of a Fund’s daily market value.

Effective January 25, 2023, the trust amended the Revolving Credit Agreement and entered into a new revolving, uncommitted $125,000,000 line of credit with U.S. Bank National Association (the “2023 Revolving Credit Agreement”) that applies to all of the Funds, that is set to expire on January 24, 2024. Borrowings under the 2023 Revolving Credit Agreement bear an interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the period January 25, 2023 through September 30, 2023, amounts outstanding to Funds under the credit facility at no time were permitted to exceed in the aggregate the lessor of (a) $125,000,000; (b) 10% of the gross market value of AMOF and or 15% gross market value of AIOF, APOF, ARAF, ASSF, ALHF and ASIF; or (c) 33.33% of a Fund’s daily market value. APOF, ASSF, and ALHF did not borrow during the six months ended September 30, 2023, For the six months ended September 30, 2023, amounts outstanding to AIOF, ARAF, AMOF and ASIF were as follows:

	Periods the line of credit	Interest	Outstanding	Average	Average	Maximum	Maximum
Fund	was drawn on:	Expense	Borrowings	Borrowings	Borrowings Rate	Borrowings	Borrowings Rate
AIOF	3/31/2023 - 9/30/2023	$562,116	$13,077,000	$16,898,012	7.30%	$51,646,000	7.50%
ARAF	9/8/2023-9/18/2023	93	—	44,700	7.50%	111,000	7.50%
AMOF	4/6/23-5/1/2023	34	—	24,571	7.00%	52,000	7.00%
ASIF	7/19/23-7/20/23	120	—	600,000	7.25%	600,000	7.25%

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

(5)	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)(9) of the 1940 Act. As of September 30, 2023, Charles Schwab owned 34.6% of AIOF. Charles Schwab owned 34.9% of ARAF. Hartz Capital Investments LLC owned 59.4% of ASSF. Charles Schwab owned 31.7% of ALHF. National Financial Services LLC and Charles Schwab owned 31.1% and 27.7%, respectfully, of AMOF. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Hartz Capital Investments LLC, Charles Schwab & Co. Inc., and National Financial Services LLC are also owned beneficially.

(6)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS TO CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2023 (for the tax period-ended November 30, 2022 for AIOF and for the tax period-ended April 30, 2022 for AMOF) and March 31, 2022 was as follows:

For the period ended March 31, 2023:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$47,153,857	$—	$40,594,714	$—	$87,748,571
AlphaCentric Premium Opportunity Fund	—	—	—	—	—
AlphaCentric Robotics and Automation Fund	—	1,539,010	—	—	1,539,010
AlphaCentric Symmetry Strategy Fund	4,190,411	561,388	—	—	4,751,799
AlphaCentric LifeSci Healthcare Fund	2,198,833	—	—	—	2,198,833
AlphaCentric SWBC Municipal Opportunities Fund	20,517	—	—	214,438	234,955
AlphaCentric Strategic Income Fund	1,811,372	363,940	710,339	—	2,885,651

For the period ended March 31, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
AlphaCentric Income Opportunities Fund	$38,064,419	$—	$68,588,979	$—	$106,653,398
AlphaCentric Premium Opportunity Fund	2,469,198	7,401,468	—	—	9,870,666
AlphaCentric Robotics and Automation Fund	—	1,998,824	—	—	1,998,824
AlphaCentric Symmetry Strategy Fund	83,300	—	—	—	83,300
AlphaCentric LifeSci Healthcare Fund	3,884,543	146,649	—	—	4,031,192
AlphaCentric SWBC Municipal Opportunities Fund	9,630	—	—	—	9,630
AlphaCentric Strategic Income Fund	848,671	309,589	166,778	—	1,325,038

As of each Fund’s tax year-ended of March 31, 2023 (for the tax period-ended November 30, 2022 for AlOF and for the tax period-ended April 30, 2022 for AMOF), the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
AlphaCentric Income Opportunities Fund	$—	$—	$—	$—	$(369,089,389)	$—	$138,814,581	$(230,274,808)
AlphaCentric Premium Opportunity Fund	—	—	—	—	(12,261,036)	—	127,233	(12,133,803)
AlphaCentric Robotics and Automation Fund	—	—	—	(286,603)	(2,185,464)	—	126,773	(2,345,294)
AlphaCentric Symmetry Strategy Fund	—	95,392	—	(3,749,771)	—	715,198	(565,473)	(3,504,654)
AlphaCentric LifeSci Healthcare Fund	—	—	—	(1,663,063)	—	—	(3,050,133)	(4,713,196)
AlphaCentric SWBC Municipal Opportunities Fund	—	8,093	—	—	(759,814)	—	(920,892)	(1,672,613)
AlphaCentric Strategic Income Fund	—	—	—	—	—	—	(6,284,854)	(6,284,854)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open 1256 futures and options, swaps, and passive foreign investment companies, and adjustments for the ASSF Fund’s wholly owned subsidiary.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

The unrealized appreciation in the table above includes unrealized foreign currency gains (losses) of $519, $(3,581) and $(438) for ARAF, ASSF and ALHF, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	—
AlphaCentric Robotics and Automation Fund	4,353
AlphaCentric Symmetry Strategy Fund	—
AlphaCentric LifeSci Healthcare Fund	402
AlphaCentric SWBC Municipal Opportunities Fund	—
AlphaCentric Strategic Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
AlphaCentric Income Opportunities Fund	$—
AlphaCentric Premium Opportunity Fund	—
AlphaCentric Robotics and Automation Fund	282,250
AlphaCentric Symmetry Strategy Fund	3,749,771
AlphaCentric LifeSci Healthcare Fund	1,662,661
AlphaCentric SWBC Municipal Opportunities Fund	—
AlphaCentric Strategic Income Fund	—

At March 31, 2023, the Funds (for the tax period-ended November 30, 2022 and April 30, 2022, for AlOF and AMOF, respectively) had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non - Expiring	Non - Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
AlphaCentric Income Opportunities Fund	$369,089,389	$—	$369,089,389	$—
AlphaCentric Premium Opportunity Fund	4,983,434	7,277,602	12,261,036	—
AlphaCentric Robotics and Automation Fund	2,185,464	—	2,185,464	—
AlphaCentric Symmetry Strategy Fund	—	—	—	1,668,560
AlphaCentric LifeSci Healthcare Fund	—	—	—	—
AlphaCentric SWBC Municipal Opportunities Fund	759,814	—	759,814	—
AlphaCentric Strategic Income Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, and ASSF’s wholly owned subsidiary, resulted in reclassifications for the Funds for the year ended March 31, 2023 (except for AlOF in which its tax period-ended November 30, 2022 has been adjusted for March 31, 2023 activity, and for AMOF in which its tax period-ended April 30, 2022 has been adjusted for March 31, 2023 activity) as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
AlphaCentric Income Opportunities Fund	$(1,459,849)	$1,459,849
AlphaCentric Premium Opportunity Fund	(1,406,442)	1,406,442
AlphaCentric Robotics and Automation Fund	(43,101)	43,101
AlphaCentric Symmetry Strategy Fund	(160,804)	160,804
AlphaCentric LifeSci Healthcare Fund	(37,970)	37,970
AlphaCentric SWBC Municipal Opportunities Fund	—	—
AlphaCentric Strategic Income Fund	—	—

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

(7)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
AlphaCentric Income Opportunities Fund	$349,256,374	$125,478,356	$(27,811,227)	$97,667,129
AlphaCentric Premium Opportunity Fund	61,648,159	—	(19,116)	(19,116)
AlphaCentric Robotics and Automation Fund	34,086,263	3,665,423	(5,231,639)	(1,566,216)
AlphaCentric Symmetry Strategy Fund	42,907,692	1,030,462	(864,055)	166,407
AlphaCentric LifeSci Healthcare Fund	113,000,871	9,475,134	(19,245,066)	(9,769,932)
AlphaCentric SWBC Municipal Opportunities Fund	9,732,483	54,763	(1,003,895)	(949,132)
AlphaCentric Strategic Income Fund	64,474,505	1,068,541	(5,880,918)	(4,812,377)

(8)	UNDERLYING FUND RISK

The Funds in the normal course of business make investments in financial instruments and derivatives where the risk of potential loss exists due to changes in the market or failure or inability of the counterparty to a transaction to perform. See below for a detailed description of select principal risks.

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Wholly-Owned Subsidiary Risk: ASSF-CFC is not registered under the 1940 Act and is not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which ASSF and ASSF-CFC, respectively, are organized, could result in the inability of ASSF and/or ASSF-CFC to operate as described in the Prospectus and could negatively affect ASSF and their shareholders. Your cost of investing in ASSF will be higher because you indirectly bear the expenses of ASSF-CFC.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as “junk bonds”), which are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Swap Counterparty Credit Risk: The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges, clearinghouse, as counter party, guarantees against default.

Commodity Risk: Investing in the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Exchanges Risk: A portion of the derivatives trades made by the Funds may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so -called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Fixed Income Risk: When the Funds invest in fixed income securities, the value of your investment in each will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to each Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Futures and Forwards Contract Risk: For APOF, ASSF and AMOF the successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk: APOF, ASSF and AMOF may use derivatives (including options, futures, forwards, swaps and options on futures) to enhance returns or hedge against market declines. Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Options Risk: There are risks associated with the sale and purchase of call and put options. As the seller (writer) of a covered call option, APOF assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price. If unhedged, the Fund’s written calls exposes it to potentially unlimited losses.

Market Risk: Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change or climate-related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

LIBOR Risk: The Funds’ investment, payment obligations and financing may be based on floating rates such as the London Interbank Offered Rate, or “LIBOR” which is the offered rate of short-term Eurodollar deposits between major international banks. The use of LIBOR is being phased out. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and financial markets generally. As such, the potential effect of the transition away from LIBOR on the Funds’ investments cannot yet be determined.

Please refer to each Fund’s prospectus for a full listing of risks associated with the investments.

(9)	SECURITIES LENDING

ARAF has entered into a Securities Lending Agreement with the US Bank NA (“US Bank”). ARAF can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The cash collateral is invested in short-term investments as noted in the ARAF’s Schedule of Investments. ARAF also continues to receive interest or dividends on the securities loaned. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to ARAF. A portion of the income generated by the investment in ARAF’s collateral, net of any rebates paid by US Bank to the borrowers is remitted to US Bank as lending agent and the remainder is paid to ARAF.

Although risk is mitigated by the collateral, the ARAF could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Should the borrower of the securities fail financially, ARAF has the right to repurchase the securities using the collateral in the open market.

ARAF receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. ARAF held $5,281,362 as of September 30, 2023. The remaining contractual maturity of all securities lending transactions is overnight and continuous. ARAF is not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by ARAF on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the ARAF’s Statement of Operations.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of September 30, 2023:

Gross Amounts Not Offset in the
Statement of Assets & Liabilities
Gross Amounts
		Assets	Net Amounts of
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial	Non-Cash
	of Recognized	Assets &	Assets &	Instruments	Collateral		Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received *		Assets
ARAF

Description:
Securities Loaned	$4,673,310	$—	$4,673,310	$—	$4,673,310	*	$—
Total	$4,673,310	$—	$4,673,310	$—	$4,673,310		$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged.

The fair value of the securities loaned for ARAF totaled $4,673,310 at September 30, 2023. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $5,281,362 for ARAF at September 30, 2023. This amount is offset by a liability recorded as “Collateral on securities loaned.” The contractual maturity of securities lending transactions is on an overnight and continuous basis. The Funds cannot pledge or resell the collateral.

(10)	LEGAL PROCEEDINGS

On July 30, 2020, an investor in the AlphaCentric Income Opportunities Fund (the “Fund”) filed a putative class action in Florida state court, naming AlphaCentric Advisors LLC, Mutual Fund Series Trust, and others as defendants. Plaintiff alleges that the Fund misrepresented that it held no more than 15% of its assets in illiquid securities, among other things, and asserts violations of Sections 11, 12(a)(2) and 15 of the Securities Act of 1933. The Florida action was dismissed with prejudice on September 22, 2021.

AlphaCentric Funds
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2023

On October 14, 2020, the same Plaintiff filed a nearly identical putative class action in New York State Court against the same defendants. That complaint was amended on February 26, 2021, which added two additional defendants, including sub -advisor Garrison Point LLC. On February 16, 2023, the New York court dismissed all but one claim for failure to state a claim. The defendants believe the remaining claim is meritless and intend to contest it vigorously.

(11)	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

(12)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2023

As a shareholder of one or more of the AlphaCentric Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 through September 30, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the AlphaCentric Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/2023	9/30/2023	Period *	9/30/2023	Period **

AlphaCentric Income Opportunities Fund – Class A	2.00%	$1,000.00	$960.90	$9.80	$1,015.00	$10.08
AlphaCentric Income Opportunities Fund – Class C	2.74%	$1,000.00	$958.20	$13.43	$1,011.28	$13.80
AlphaCentric Income Opportunities Fund – Class I	1.74%	$1,000.00	$962.10	$8.54	$1,016.29	$8.78

AlphaCentric Premium Opportunity Fund – Class A	2.24%	$1,000.00	$1,027.10	$11.36	$1,013.80	$11.28
AlphaCentric Premium Opportunity Fund – Class C	2.99%	$1,000.00	$1,023.10	$15.13	$1,010.05	$15.03
AlphaCentric Premium Opportunity Fund – Class I	1.99%	$1,000.00	$1,028.50	$10.10	$1,015.05	$10.03

AlphaCentric Robotics and Automation Fund – Class A	1.65%	$1,000.00	$893.20	$7.81	$1,016.75	$8.32
AlphaCentric Robotics and Automation Fund – Class C	2.40%	$1,000.00	$889.80	$11.34	$1,013.00	$12.08
AlphaCentric Robotics and Automation Fund – Class I	1.40%	$1,000.00	$894.90	$6.63	$1,018.00	$7.07

AlphaCentric Symmetry Strategy Fund – Class A	1.85%	$1,000.00	$1,052.20	$9.49	$1,015.75	$9.32
AlphaCentric Symmetry Strategy Fund – Class C	2.60%	$1,000.00	$1,048.60	$13.32	$1,012.00	$13.08
AlphaCentric Symmetry Strategy Fund – Class I	1.60%	$1,000.00	$1,054.00	$8.22	$1,017.00	$8.07

AlphaCentric Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
September 30, 2023

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/2023	9/30/2023	Period *	9/30/2023	Period **

AlphaCentric LifeSci Healthcare Fund – Class A	1.65%	$1,000.00	$966.60	$8.11	$1,016.75	$8.32
AlphaCentric LifeSci Healthcare Fund – Class C	2.40%	$1,000.00	$963.10	$11.80	$1,012.98	$12.10
AlphaCentric LifeSci Healthcare Fund – Class I	1.40%	$1,000.00	$968.30	$6.89	$1,018.00	$7.06

AlphaCentric SWBC Municipal Opportunities Fund – Class A	1.50%	$1,000.00	$962.40	$7.36	$1,017.50	$7.57
AlphaCentric SWBC Municipal Opportunities Fund – Class C	2.25%	$1,000.00	$959.00	$11.03	$1,013.74	$11.33
AlphaCentric SWBC Municipal Opportunities Fund – Class I	1.25%	$1,000.00	$963.60	$6.14	$1,018.75	$6.31

AlphaCentric Strategic Income Fund – Class A	1.74%	$1,000.00	$1,075.80	$9.03	$1,016.30	$8.77
AlphaCentric Strategic Income Fund – Class C	2.49%	$1,000.00	$1,072.10	$12.90	$1,012.55	$12.53
AlphaCentric Strategic Income Fund – Class I	1.49%	$1,000.00	$1,076.90	$7.74	$1,017.55	$7.52

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/366 (to reflect the full half-year period).

AlphaCentric Funds
ADDITIONAL INFORMATION (Unaudited)
September 30, 2023

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the six months ended September 30, 2023, the Trust’s Liquidity Program Administrator, which is a committee (the “Committee”), and the Board reviewed the Funds’ investments and they determined that, generally, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

AlphaCentric Funds
Additional Information (Unaudited)
September 30, 2023

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Advisory Agreement, Management Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-844-223-8637; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. August 2021

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

	Alpha Centric	844-223-8637
	Catalyst	866-447-4228
QUESTIONS?	Day Hagan	877-329-4246
CALL	Empiric	888-839-7424
	Eventide	877-771-3836
	JAG	855-552-4596

Mutual Fund Series Trust

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

ADVISER

AlphaCentric Advisors, LLC

53 Palmeras Street, Suite 601

San Juan, PR 00901

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue

Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

U.S. Bank

1555 N. Rivercenter Drive. Suite 302

Milwaukee, WI 53212

ALPHA-SA23

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

Item 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 12. EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Michael Schoonover	/s/ Michael Schoonover __________
President
Date: December 08, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Michael Schoonover	/s/ Michael Schoonover __________
President
Date: December 08, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: December 08, 2023